As filed with the Securities and Exchange Commission on August 28, 2000

                                                       Registration Nos. 33-6931
                                                                        811-4727
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ---------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    Under the
                             SECURITIES ACT OF 1933                     |X|
                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 41                |X|

                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                 |X|
                                AMENDMENT NO. 42                        |X|

                        (Check appropriate box or boxes)

                              -------------------

                      Phoenix Strategic Equity Series Fund
               (Exact Name of Registrant as Specified in Charter)

                              -------------------

               101 Munson Street, Greenfield, Massachusetts 01301 (Address of Principal Executive Offices) (Zip Code)
                c/o Phoenix Equity Planning--Shareholder Services

                                 (800) 243-1574
              (Registrant's Telephone Number, including Area Code)

                             ----------------------

                               Pamela S. Sinofsky
                            Assistant Vice President
                              and Assistant Counsel
                        Phoenix Investment Partners, Ltd.
                               56 Prospect Street
                        Hartford, Connecticut 06115-0479
                     (name and address of Agent for Service)

                             ---------------------

                  Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b)
[ ] on August 28, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on      pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Phoenix Strategic Equity Series Fund, a Delaware business trust (the "Registrant") is the successor issuer to Phoenix Strategic Equity Series Fund, a Massachusetts business trust (the "Predecessor"). This Post-Effective Amendment has been filed for the purpose of adopting under the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company Act of 1940 the Registration Statement on Form N-1A (nos 33-6931 and 811-4727) of the Predecessor pursuant to the provisions of Rule 414 under the Securities Act of 1933. In accordance with the provisions of paragraph (d) of Rule 414, this Registration Statement also revises and sets forth additional information arising in connection with Registrant's change of domicile.



================================================================================

                      PHOENIX STRATEGIC EQUITY SERIES FUND

                  CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)
                        UNDER THE SECURITIES ACT OF 1993

                                     PART A
                       INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER FORM N-1A, PART A                                           PROSPECTUS CAPTION
-----------------------------                                           ------------------

1.     Front and Back Cover Pages................................       Cover Page, Back Cover Page


2.     Risk/Return Summary: Investments, Risks, Performance......       Investment Risk and Return Summary


3.     Risk/Return Summary: Fee Table............................       Fund Expenses


4.     Investment Objectives, Principal Investment Strategies,
         and Related Risks.......................................       Investment Risk and Return Summary


5.     Management's Discussion of Fund Performance...............       Performance Tables
6.     Management, Organization, and Capital Structure...........       Management of the Fund
7.     Shareholder Information...................................       Pricing of Fund Shares; Sales Charges; Your
                                                                        Account; How to Buy Shares; How to Sell Shares;
                                                                        Things to Know When Selling Shares; Account
                                                                        Policies; Investor Services; Tax Status of Distributions
8.     Distribution Arrangements.................................       Sales Charges
9.     Financial Highlights Information..........................       Financial Highlights

                                     PART B
           INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER FORM N-1A, PART B                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
-----------------------------                                           -------------------------------------------

10.    Cover Page and Table of Contents.........................        Cover Page, Table of Contents
11.    Fund History.............................................        The Fund
12.    Description of the Fund and Its Investment Risks.........        Investment Objectives and Policies; Investment
                                                                        Restrictions
13.    Management of the Fund...................................        Management of the Fund
14.    Control Persons and Principal Holders of Securities......        Management of the Fund
15.    Investment Advisory and Other Services...................        Services of the Adviser; The Distributor;
                                                                        Distribution Plans; Other Information
16.    Brokerage Allocation and Other Practices.................        Portfolio Transactions and Brokerage
17.    Capital Stock and Other Securities......................         Other Information
18.    Purchase, Redemption, and Pricing of Shares..............        Net Asset Value; How to Buy Shares; Investor
                                                                        Account Services; Redemption of Shares; Tax
                                                                        Sheltered Retirement Plans
19.    Taxation of the Fund.....................................        Dividends, Distributions and Taxes
20.    Underwriters.............................................        The Distributor
21.    Calculation of Performance Data..........................        Performance Information
22.    Financial Statements.....................................        Financial Statements

                                     PART C
      INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER THE APPROPRIATE ITEM, SO NUMBERED, IN PART C OF THIS REGISTRATION STATEMENT.

Phoenix Investment Partners

                              Prospectus

                                             August 28, 2000



-------- Engemann

         Phoenix-Engemann
         Small Cap Fund




-------- Seneca

         Phoenix-Seneca
         Growth Fund

         Phoenix-Seneca
         Strategic Theme Fund

















                                       Neither the Securities and Exchange
                                       Commission nor any state securities
                                       commission has approved or
                                       disapproved of these securities or
                                       determined if this prospectus is
                                       truthful or complete. Any representation to the contrary is a criminal offense.

                                       This prospectus contains important
                                       information that you should know before
                                       investing in the Phoenix-Engemann
                                       Small Cap Fund, the Phoenix-Seneca
                                       Growth Fund and the Phoenix-Seneca
                                       Strategic Theme Fund. Please read it
                                       carefully and keep for future reference.
[logo] PHOENIX
       INVESTMENT PARTNERS

       TABLE OF CONTENTS
       -------------------------------------------------------------------------

       Phoenix-Engemann Small Cap Fund
          Investment Risk and Return Summary..............................     1
          Fund Expenses...................................................     4
          Management of the Fund..........................................     5
       Phoenix-Seneca Growth Fund
          Investment Risk and Return Summary..............................     7
          Fund Expenses...................................................    10
          Management of the Fund..........................................    11
       Phoenix-Seneca Strategic Theme Fund
          Investment Risk and Return Summary..............................    13
          Fund Expenses...................................................    16
          Management of the Fund..........................................    17

       Additional Investment Techniques...................................    19
       Pricing of Fund Shares.............................................    20
       Sales Charges......................................................    21
       Your Account.......................................................    23
       How to Buy Shares..................................................    25
       How to Sell Shares.................................................    25
       Things You Should Know When Selling Shares.........................    26
       Account Policies...................................................    27
       Investor Services..................................................    28
       Tax Status of Distributions........................................    29
       Financial Highlights...............................................    30
       Additional Information.............................................    37


[triangle] Phoenix
           Strategic
           Equity
           Series
           Fund

Phoenix-Engemann Small Cap Fund
Investment Risk and Return Summary
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Phoenix-Engemann Small Cap Fund has an investment objective of long-term capital growth. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

[arrow] Under normal circumstances, at least 65% of the fund's total assets will be invested in stocks of companies with total market capitalizations of $1.5 billion or less at the time of investment. The fund may invest in both U.S. and foreign (non-U.S.) issuers.


[arrow] The subadviser selects companies that it believes have the potential for long-term, rapid growth. Companies are selected on the basis of their:

         o ability to expand existing product lines, introduce new products and expand geographically,

         o  market share gains,

         o  improved operating efficiency, and

         o  unexploited themes or acquisitions.

         Additionally, the fund seeks companies with strong financial structures and strong fundamental prospects.

[arrow]  Any income derived from investments will be incidental.

[arrow] Securities are evaluated for sale when they fail to meet the subadviser's expectations.

[arrow] The subadviser's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When, in the subadviser's opinion, adverse market or economic conditions warrant, any part of the fund's assets may be held in cash or money market instruments, including U.S. Treasury obligations maturing within one year from the date of purchase. In such instances, the fund may not achieve its stated objective.

Please see "Additional Investment Techniques" for other investment techniques of the fund.

                                              Phoenix-Engemann Small Cap Fund  1

PRINCIPAL RISKS
If you invest in this fund, you risk that you may lose your investment.

GENERAL
The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

FOREIGN INVESTING
Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate.

GROWTH STOCKS
Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.

SMALL CAPITALIZATIONS

Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.


2 Phoenix-Engemann Small Cap Fund

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Small Cap Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year.(1) The table shows how the fund's average annual returns for one year and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]

         Calendar Year       Annual Return (%)
             1996                 29.96
             1997                  9.51
             1998                 11.40
             1999                 83.61


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 71.44% (quarter ending December 31, 1999) and the lowest return for a quarter was (26.01)% (quarter ending September 30, 1998). Year-to-date performance (through June 30, 2000) is 10.29%.


--------------------------------------------------------------------------------
   Average Annual Total Returns
   (for the periods ending 12/31/99)(1)        One Year      Life of the Fund(2)
--------------------------------------------------------------------------------
   Class A Shares                               73.05%              36.07%
--------------------------------------------------------------------------------
   Class B Shares                               78.32%              36.81%
--------------------------------------------------------------------------------
   Russell 2000 Growth Index (3)                43.09%              16.74%
--------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Since October 16, 1995.


(3) The Russell 2000 Growth Index is an unmanaged, commonly used measure of total return performance of small-capitalization growth-orientated stocks. The Index does not reflect sales charges.


                                              Phoenix-Engemann Small Cap Fund  3

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                   CLASS A                  CLASS B
                                                                   SHARES                   SHARES
                                                                   -------                  -------
SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
  percentage of offering price)                                     5.75%                     None
Maximum Deferred Sales Charge (load) (as a percentage of
  the lesser of the value redeemed or the amount invested)          None                      5%(a)
Maximum Sales Charge (load) Imposed on Reinvested                                             None
Dividends                                                           None
Redemption Fee                                                      None                      None
Exchange Fee                                                        None                      None
                                                          ----------------------------------------------------

                                                                   CLASS A                  CLASS B
                                                                   SHARES                   SHARES
                                                                   -------                  -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                                     0.75%                    0.75%
Distribution and Service (12b-1) Fees (b)                           0.25%                    1.00%
Other Expenses                                                      0.38%                    0.38%
                                                                    -----                    -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                1.38%                    2.13%
                                                                    =====                    =====

-------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

4  Phoenix-Engemann Small Cap Fund

--------------------------------------------------------------------------------
   CLASS            1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------

   Class A           $707            $987            $1,287           $2,137
--------------------------------------------------------------------------------
   Class B           $616            $867            $1,144           $2,271

--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


--------------------------------------------------------------------------------
   CLASS           1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------

  Class B           $216            $667            $1,144            $2,271

--------------------------------------------------------------------------------


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISERS

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Roger Engemann & Associates, Inc. ("Engemann") is the investment subadviser to the fund and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to five mutual funds, as subadviser to four other mutual funds and acts as investment adviser to institutions and individuals. As of December 31, 1999, Engemann had $10.9 billion in assets under management. Engemann has been an investment adviser since 1969.


Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the funds. Engemann, as subadviser, is responsible for day-to-day management of the fund's portfolio. Engemann manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

----------------------------------------------------------------------------------------------------
                                                       $1+ billion
                              1st billion           through $2 billion           $2+ billion
----------------------------------------------------------------------------------------------------
   Management Fee                0.75%                    0.70%                     0.65%
----------------------------------------------------------------------------------------------------

                                              Phoenix-Engemann Small Cap Fund  5

Phoenix pays Engemann a subadvisory fee at the following rates:

------------------------------------------------------------------------------------------------------------------
                                           Up to          $323 million        $1+ billion
                                       $323 million    through $1 billion  through $2 billion     $2+ billion
------------------------------------------------------------------------------------------------------------------
   Subadvisory Fee                         0.20%             0.375%              0.35%              0.325%
------------------------------------------------------------------------------------------------------------------


During the fund's last fiscal year, the fund paid total management fees of $2,089,096. The ratio of management fees to average net assets for the fiscal year ended April 30, 2000 was 0.75%.


PORTFOLIO MANAGEMENT
Roger Engemann, Jim Mair and John Tilson oversee the research and portfolio management function at Engemann. Each is a Managing Director, Equities of Phoenix. The portfolio managers named below are responsible for the day-to-day management of the fund's portfolio. Mr. Engemann has been President of Engemann since its inception. Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of Engemann and both have been with Engemann since 1983. Messrs. Engemann and Mair earned the right to use the Chartered Financial Analyst designation in 1972, and Mr. Tilson earned the right to use the Chartered Financial Analyst designation in 1974.

Lou Abel and Yossi Lipsker serve as co-portfolio managers of the fund and as such are responsible for the day-to-day management of the fund's portfolio. Messrs. Abel and Lipsker are both Vice Presidents of Engemann and have been with Engemann since 1991 and 1995, respectively. Messrs. Abel and Lipsker also serve as co-portfolio managers of the Phoenix-Engemann Small & Mid-Cap Growth Fund of the Phoenix-Engemann Funds, and Mr. Lipsker serves as co-portfolio manager of the Phoenix-Engemann Nifty Fifty Fund of the Phoenix-Engemann Funds. Mr. Abel earned the right to use the Chartered Financial Analyst designation in 1993.

6  Phoenix-Engemann Small Cap Fund

PHOENIX-SENECA GROWTH FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Phoenix-Seneca Growth Fund has an investment objective of long-term capital growth. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

[arrow] Under normal circumstances, the fund will invest at least 65% of its total assets in stocks of any capitalization.


[arrow] The subadviser uses a screening process to select stocks of companies that it believes are:


         o  growing earnings at accelerated rates;


         o  producing quality, sustainable earnings;


         o  reasonably valued relative to their growth rate and to the market;

         o  well managed;

         o have potential to exceed earnings expectations (so called "earnings surprisers").


[arrow]  Stocks are reviewed for sale if:

         o  earnings reports disappoint;

         o  valuation levels reach the top of their historic levels; or

         o  earnings momentum peaks.

[arrow] The fund may invest in both U.S. and foreign (non-U.S.) stocks of any type, with any capitalization and from any industry.

[arrow]  Any income derived from investments will be incidental.

[arrow] The subadviser's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When, in the subadviser's opinion, adverse market or economic conditions warrant, any part of the fund's assets may be held in cash or money market instruments, including U.S. Treasury obligations maturing within one year from the date of purchase. In such instances, the fund may not achieve its stated objective.

                                                   Phoenix-Seneca Growth Fund  7

Please see "Additional Investment Techniques" for other investment techniques of the fund.

PRINCIPAL RISKS
If you invest in this fund, you risk that you may lose your investment.

GENERAL
The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

FOREIGN INVESTING
Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate.

GROWTH STOCKS
Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.

SMALL AND MEDIUM CAPITALIZATIONS
Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small and medium capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

8   Phoenix-Seneca Growth Fund

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Seneca Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]

        Calendar Year   Annual Return (%)
            1997             27.87
            1998             28.80
            1999             38.91



(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 27.55% (quarter ending December 31, 1999) and the lowest return for a quarter was (12.03)% (quarter ending September 30, 1998). Year-to-date performance (through June 30, 2000) is 2.51%.


-----------------------------------------------------------------------------------------------------------------
 Average Annual Total Returns                                     Life of the Fund(2)
 (for the periods ending 12/31/99)(1)
-----------------------------------------------------------------------------------------------------------------
                                             One Year      Class A       Class B       Class C       Class X
-----------------------------------------------------------------------------------------------------------------
 Class A Shares                              30.92%        32.78%          --            --            --
-----------------------------------------------------------------------------------------------------------------
 Class B Shares                              33.28%          --           24.81%         --            --
-----------------------------------------------------------------------------------------------------------------
 Class C Shares                              37.20%          --            --           27.09%         --
-----------------------------------------------------------------------------------------------------------------
 Class X Shares                              39.26%          --            --            --           35.66%
-----------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index(3)      21.14%        26.86%         19.57%        19.57%        26.86%
-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption of the fund's Class B and Class C Shares.

(2) Class X and Class A Shares since March 8, 1996; Class B and Class C Shares since July 1, 1998.

(3) The S&P 500 Composite Stock Price Index is an unmanaged but commonly used measure of common stock total return performance. The S&P's performance does not reflect sales charges.

                                                   Phoenix-Seneca Growth Fund  9

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                             CLASS A       CLASS B       CLASS C       CLASS X
                                                             SHARES        SHARES        SHARES        SHARES
                                                             -------       -------       -------       -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
 percentage of offering price)                                5.75%         None          None          None
Maximum Deferred Sales Charge (load) (as a percentage of
 the lesser of the value redeemed or the amount invested)     None          5%(a)         1%(b)         None
Maximum Sales Charge (load) Imposed on Reinvested                           None          None          None
Dividends                                                     None
Redemption Fee                                                None          None          None          None
Exchange Fee                                                  None          None          None          None
                                                          --------------------------------------------------------

                                                             CLASS A      CLASS B       CLASS C       CLASS X
                                                             SHARES       SHARES        SHARES        SHARES
                                                             -------      -------       -------       -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                               0.70%        0.70%          0.70%        0.70%
Distribution and Service (12b-1) Fees(d)                      0.25%        1.00%          1.00%        None
Other Expenses                                                0.28%        0.28%          0.28%        0.28%
                                                              -----        -----          -----        -----
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.23%        1.98%          1.98%(c)     0.98%(c)
                                                              =====        =====          =====        =====

----------------------
(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.


(c) For purposes of this table, expenses of the former Phoenix-Seneca Equity Opportunities Fund as of April 30, 2000, were used to estimate Total Annual Fund Operating Expenses; actual expenses may be more or less than the amounts shown. Effective May 12, 2000, the former Phoenix-Seneca Equity Opportunities Fund has merged with the former Phoenix-Seneca Growth Fund, and is now called Phoenix-Seneca Growth Fund.


(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

10  Phoenix-Seneca Growth Fund

-----------------------------------------------------------------------------------------------------------------
   CLASS                      1 YEAR                3 YEARS             5 YEARS              10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class A                     $693                  $943                $1,212               $1,978
-------------------------------------------------------------------------------------------------------------
   Class B                     $601                  $821                $1,068               $2,113
-------------------------------------------------------------------------------------------------------------
   Class C                     $301                  $621                $1,068               $2,306
-------------------------------------------------------------------------------------------------------------
   Class X                     $100                  $312                 $542                $1,201

-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                      1 YEAR                3 YEARS             5 YEARS              10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class B                     $201                  $621                $1,068               $2,113
-------------------------------------------------------------------------------------------------------------
   Class C                     $201                  $621                $1,068               $2,306

-----------------------------------------------------------------------------------------------------------------



MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISERS

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.


Seneca Capital Management LLC ("Seneca") is the investment subadviser to the fund and is located at 909 Montgomery Street, San Francisco, California 94133. Seneca acts as a subadviser to nine other mutual funds and as investment adviser to institutions and individuals. As of December 31, 1999, Seneca had $9.2 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP ("GMG/Seneca")) an investment adviser since 1989.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the fund. Seneca, as subadviser, is responsible for day-to-day management of the fund's portfolio. Seneca manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

                                                  Phoenix-Seneca Growth Fund  11

-----------------------------------------------------------------------------------------------------------------
                                           $1st billion      $1+ billion through $2 billion      $2+ billion
-----------------------------------------------------------------------------------------------------------------
   Management Fee                             0.70%                      0.65%                      0.60%
-----------------------------------------------------------------------------------------------------------------

Phoenix pays Seneca a subadvisory fee at the following rates:

------------------------------------------------------------------------------------------------------------------
                                          Up to           $184 million          $1+ billion
                                       $184 million    through $1 billion   through $2 billion     $2+ billion
------------------------------------------------------------------------------------------------------------------
   Subadvisory Fee                          0.20%             0.35%               0.325%              0.30%
------------------------------------------------------------------------------------------------------------------


During the fund's last fiscal year, the fund paid total management fees of $1,581,392. The ratio of management fees to average net assets for the fiscal year ended April 30, 2000 was 0.70%.


PORTFOLIO MANAGEMENT

Investment and trading decisions for the fund are made by a team of managers and analysts headed by Gail P. Seneca. The team leaders, which include Ms. Seneca, Richard D. Little and Ronald K. Jacks, are primarily responsible for the day-to-day decisions related to the fund.

Gail P. Seneca. Ms. Seneca has served as Co-Manager of the fund since January 1998. She also serves as Co-Manager of the Phoenix-Seneca Strategic Theme Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Ms. Seneca also serves as a team leader for each of the Phoenix-Seneca Funds. Ms. Seneca has been the Chief Executive and Investment Officer of Seneca or GMG/Seneca since November 1989. From October 1987 until October 1989, she was Senior Vice President of the Asset Management Division of Wells Fargo Bank, and, from October 1983 to September 1987, she was Investment Strategist and Portfolio Manager for Chase Lincoln Bank, heading the fixed income division.

Richard D. Little. Mr. Little has served as Co-Manager of the fund since January 1998. He also serves as Co-Manager of the Phoenix-Seneca Strategic Theme Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Mr. Little also serves as a Portfolio Manager for Phoenix-Seneca Mid-Cap "EDGE"SM Fund of Phoenix-Seneca Funds. Mr. Little has been Director of Equities with Seneca or GMG/Seneca since December 1989. Before he joined GMG/Seneca, Mr. Little held positions as an analyst, board member, and regional manager with Smith Barney, NatWest Securities, and Montgomery Securities.

Ronald K. Jacks. Mr. Jacks has served as Co-Manager of the fund since January 1998. He also serves as Co-Manager of the Phoenix-Seneca Strategic Theme Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Mr. Jacks also serves as a Portfolio Manager for Phoenix-Seneca Mid-Cap "EDGE" SM Fund of Phoenix-Seneca Funds. Mr. Jacks was Secretary of the Phoenix-Seneca Funds from February 1996 through February 1998. Mr. Jacks was a Trustee of Phoenix-Seneca Funds from February 1996 through June 1997. Mr. Jacks has been a Portfolio Manager with Seneca or GMG/Seneca since July 1990.

12  Phoenix-Seneca Growth Fund

PHOENIX-SENECA STRATEGIC THEME FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Phoenix-Seneca Strategic Theme Fund has an investment objective of long-term capital growth. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES
[arrow] The fund invests primarily in stocks of U.S. and foreign (non-U.S.) companies of any capitalization that the subadviser believes are well positioned to benefit from cultural, demographic, regulatory, social, or technological changes worldwide and that offer growth potential.

[arrow] The subadviser establishes strategic (major changes affecting markets for prolonged periods) and tactical (focused, short-term) investment themes that generally reflect trends that appear likely to drive stocks with:

         o  similar technologies and products;

         o  embody social, economic, political and technological considerations;
            or

         o  present a visionary idea or creative solution.

         The themes should offer substantial appreciation potential and exhibit some independence from economic cycles.

[arrow] The subadviser seeks to identify companies which are well positioned to benefit from an investment theme and possess:


         o  growing earnings at accelerated rates;

         o  producing quality, sustainable earnings; and

         o  reasonably valued relative to their growth rate to the market.


[arrow] More than one theme may be pursued at a time and themes may change when the subadviser believes that the theme is saturated or fully exploited.

[arrow] The subadviser's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When, in the subadviser's opinion, adverse market conditions warrant, investments may be made in fixed income securities with or without warrants or

                                         Phoenix-Seneca Strategic Theme Fund  13
conversion features. The fund may also pursue a policy of retaining cash or investing all or part of its assets in cash equivalents. In such instances, the fund may not achieve its stated objective.

Please see "Additional Investment Techniques" for other investment techniques of the fund.

PRINCIPAL RISKS
If you invest in this fund, you risk that you may lose your investment.

GENERAL
The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

FOREIGN INVESTING
Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate.

SMALL CAPITALIZATIONS
Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

THEME INVESTING
Theme investing is dependent upon the subadviser's ability to anticipate emerging market trends, exploit such investment opportunities and to thereafter sell securities once the theme is saturated.

There is no assurance that the themes selected will increase as the market increases.

14  Phoenix-Seneca Strategic Theme Fund

If a limited number of themes are selected for fund investment, adverse economic, political or regulatory developments may have a greater adverse effect on the fund than if the fund invested in a larger number of themes.

Themes not selected for investment may prove more profitable than themes selected for investment by the subadviser.

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Seneca Strategic Theme Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year.(1) The table shows how the fund's average annual returns for one year and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC OMITTED]

        Calendar Year   Annual Return (%)
            1996            15.19
            1997            17.05
            1998            44.52
            1999            52.15


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 37.17% (quarter ending December 31, 1998) and the lowest return for a quarter was (7.68)% (quarter ending September 30, 1998). Year-to-date performance (through June 30, 2000) is (5.38)%.


-----------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns                                     Life of the Fund(2)
   (for the periods ending 12/31/99)(1)
-----------------------------------------------------------------------------------------------------------------
                                                One Year        Class A           Class B          Class C
-----------------------------------------------------------------------------------------------------------------
   Class A Shares                                43.41%          30.46%             --               --
-----------------------------------------------------------------------------------------------------------------
   Class B Shares                                47.02%           --              31.14%             --
-----------------------------------------------------------------------------------------------------------------
   Class C Shares                                50.92%           --                --              41.22%
-----------------------------------------------------------------------------------------------------------------
   S&P 500 Composite Stock Price Index(3)        21.14%          26.83%           26.83%            24.91%
-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class A and Class B Shares since October 16, 1995, Class C Shares since November 3, 1997.

(3) The S&P 500 Composite Stock Price Index is an unmanaged but commonly used measure of common stock total return performance. The S&P 500's performance does not reflect sales charges.

                                         Phoenix-Seneca Strategic Theme Fund  15

FUND EXPENSES
--------------------------------------------------------------------------------

                                                               CLASS A           CLASS B           CLASS C
                                                               SHARES            SHARES            SHARES
                                                               -------           -------           -------
SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
 percentage of offering price)                                   5.75%             None              None
Maximum Deferred Sales Charge (load) (as a percentage of
 the lesser of the value redeemed or the amount invested)        None              5%(a)             1%(b)
Maximum Sales Charge (load) Imposed on Reinvested                                  None              None
Dividends                                                        None
Redemption Fee                                                   None              None              None
Exchange Fee                                                     None              None              None
                                                          -------------------------------------------------------

                                                               CLASS A           CLASS B           CLASS C
                                                               SHARES            SHARES            SHARES
                                                               -------           -------           -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                                 0.75%             0.75%             0.75%
Distribution and Service (12b-1) Fees(c)                        0.25%             1.00%             1.00%
Other Expenses                                                  0.29%             0.29%             0.29%
                                                                -----             -----             -----
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.29%             2.04%             2.04%
                                                                =====             =====             =====

-----------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

16  Phoenix-Seneca Strategic Theme Fund

-----------------------------------------------------------------------------------------------------------------
   CLASS                      1 YEAR                3 YEARS              5 YEARS             10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class A                     $699                  $960                $1,242               $2,042
-------------------------------------------------------------------------------------------------------------
   Class B                     $607                  $840                $1,098               $2,176
-------------------------------------------------------------------------------------------------------------
   Class C                     $307                  $640                $1,098               $2,369

-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


-----------------------------------------------------------------------------------------------------------------
   CLASS                      1 YEAR               3 YEARS              5 YEARS              10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class B                     $207                  $640                $1,098               $2,176
-------------------------------------------------------------------------------------------------------------
   Class C                     $207                  $640                $1,098               $2,369

-----------------------------------------------------------------------------------------------------------------



MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISERS

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 14 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.


Seneca Capital Management LLC ("Seneca") is the investment subadviser to the fund and is located at 909 Montgomery Street, San Francisco, California 94133. Seneca acts as a subadviser to nine other mutual funds and as investment adviser to institutions and individuals. As of December 31, 1999, Seneca had $9.2 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP ("GMG/Seneca")) an investment adviser since 1989.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the fund. Seneca, as subadviser, is responsible for day-to-day management of the fund's portfolio. Seneca manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

                                         Phoenix-Seneca Strategic Theme Fund  17

---------------------------------------------------------------------------------------------
                       $1st billion      $1+ billion through $2 billion      $2+ billion
---------------------------------------------------------------------------------------------
   Management Fee         0.75%                      0.70%                      0.65%
---------------------------------------------------------------------------------------------

Phoenix pays Seneca a subadvisory fee at the following rates:

------------------------------------------------------------------------------------------------------------------
                                          Up to           $201 million        $1+ billion        $2+ billion
                                       $201 million       to $1 billion   through $2 billion
------------------------------------------------------------------------------------------------------------------
   Subadvisory Fee                          0.10%            0.375%             0.350%              0.325%
------------------------------------------------------------------------------------------------------------------


During the fund's last fiscal year, the fund paid total management fees of $2,319,786. The ratio of management fees to average net assets for the fiscal year ended April 30, 2000 was 0.75%.


PORTFOLIO MANAGEMENT
Investment and trading decisions for the fund are made by a team of managers and analysts headed by Gail P. Seneca. The team leaders, which include Ms. Seneca, Richard D. Little and Ronald K. Jacks, are primarily responsible for the day-to-day decisions related to the fund.

Gail P. Seneca. Ms. Seneca has served as Co-Manager of the fund since April 1999. She also serves as Co-Manager of the Phoenix-Seneca Growth Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Ms. Seneca also serves as a team leader for each of the Phoenix-Seneca Funds. Ms. Seneca has been the Chief Executive and Investment Officer of Seneca or GMG/Seneca since November 1989. From October 1987 until October 1989, she was Senior Vice President of the Asset Management Division of Wells Fargo Bank, and, from October 1983 to September 1987, she was Investment Strategist and Portfolio Manager for Chase Lincoln Bank, heading the fixed income division.

Richard D. Little. Mr. Little has served as Co-Manager of the fund since April 1999. He also serves as Co-Manager of the Phoenix-Seneca Growth Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Mr. Little also serves as a Portfolio Manager for Phoenix-Seneca Mid-Cap "EDGE"SM Fund of Phoenix-Seneca Funds. Mr. Little has been Director of Equities with Seneca or GMG/Seneca since December 1989. Before he joined GMG/Seneca, Mr. Little held positions as an analyst, board member, and regional manager with Smith Barney, NatWest Securities, and Montgomery Securities.

Ronald K. Jacks. Mr. Jacks has served as Co-Manager of the fund since April 1999. He also serves as Co-Manager of the Phoenix-Seneca Growth Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Mr. Jacks also serves as a Portfolio Manager for Phoenix-Seneca Mid-Cap "EDGE" SM Fund of Phoenix-Seneca Funds. Mr. Jacks was Secretary of the Phoenix-Seneca Funds from February 1996 through February 1998. Mr. Jacks was a Trustee of Phoenix-Seneca Funds from February 1996 through June 1997. Mr. Jacks has been a Portfolio Manager with Seneca or GMG/Seneca since July 1990.

18  Phoenix-Seneca Strategic Theme Fund

ADDITIONAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------


In addition to the Principal Investment Strategies and Principal Risks, the funds may engage in the following investment techniques:


CONVERTIBLE SECURITIES
Each of the funds may invest in convertible securities. Convertible securities have several unique investment characteristics, such as:

         o Higher yields than common stocks but lower yields than comparable nonconvertible securities;

         o Typically less fluctuation in value than the "underlying" common stock, that is, the common stock that the investor receives if he converts; and

         o The potential for capital appreciation if the market price of the underlying common stock increases.


DERIVATIVES
The funds may write exchange traded, covered call options and purchase put and call options on securities and securities indices, and may enter into futures contracts and related options. Up to 100% of the value of the total assets of a fund may be subject to written call options. The funds may also enter into swap agreements relating to interest rates and securities indices. The funds may use derivatives to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of fund investments, or as part of the fund's overall investment technique. If the adviser fails to correctly predict interest rate, currency or price movements, the fund can lose money. Derivatives transactions may be less liquid than other securities and the counterparty to such transaction may not perform as expected. In addition, purchasing call or put options involves the risk that the fund may lose the premium it paid plus transaction costs. Futures and options involve market risk in excess of their value and may not be as liquid as other securities.

The funds may also invest in mortgage-backed and asset-backed securities. Early payoffs on the underlying loans in mortgage-backed and asset-backed securities may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred.

FOREIGN INVESTING
The funds may invest in securities of foreign (non-U.S.) issuers. Foreign markets and currencies may not perform as well as U.S. markets and dividends and other income payable on foreign securities may be subject to foreign taxes.


                                        Phoenix Strategic Equity Series Fund  19

REPURCHASE AGREEMENTS
The funds may invest in repurchase agreements. Default or insolvency of the other party presents risks to the funds.

SECURITIES LENDING
The funds may loan portfolio securities to increase investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the funds can suffer losses.

The fund may buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the fund.




PRICING OF FUND SHARES
--------------------------------------------------------------------------------

HOW IS THE SHARE PRICE DETERMINED?
Each fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, each fund calculates net asset value by:

         o adding the values of all securities and other assets of the fund,

         o subtracting liabilities, and

         o dividing the result by the total number of outstanding shares of the fund.

Asset Value: The funds' investments are valued at market value. If market quotations are not available, the funds determine a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of the fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.

20  Phoenix Strategic Equity Series Fund

The net asset value per share of each class of each fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time). A fund will not calculate its net asset values per share on days when the NYSE is closed for trading. If a fund holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset value of the fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

AT WHAT PRICE ARE SHARES PURCHASED?
All investments received by the funds' authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.



SALES CHARGES
--------------------------------------------------------------------------------

WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?
Presently, two classes of shares are offered of the Small Cap Fund, three classes of shares are offered of the Strategic Theme Fund and four classes of shares are offered of the Growth Fund. Each class of shares has different sales and distribution charges (see "Fund Expenses" previously in this prospectus). For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.

WHAT ARRANGEMENT IS BEST FOR YOU?
The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                      Phoenix Strategic Equity Series Fund  21

CLASS A SHARES. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. Class A Shares are not subject to any charges by the fund when redeemed. Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than Class B and Class C Shares.


CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first five years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and Class C Shares" below. This charge declines to 0% over a period of five years and may be waived under certain conditions. Class B Shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. Purchase of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.


CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1%. See "Deferred Sales Charge Alternative--Class B and Class C Shares" below. Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.

CLASS X SHARES. Class X Shares are offered primarily to institutional investors such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations. If you are eligible to purchase and do purchase Class X Shares, you will pay no sales charge at any time. There are no distribution and services fees applicable to Class X Shares. For additional information about purchasing Class X Shares, please contact Customer Service by calling (800) 243-1574.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase (see "Class A Shares--Reduced Initial Sales Charges: Combination Purchase Privilege" in the Statement of Additional Information). Shares purchased based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the funds' underwriter (Phoenix Equity Planning Corporation or "PEPCO").

22  Phoenix Strategic Equity Series Fund

SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES


                                                                         SALES CHARGE AS
                                                                         A PERCENTAGE OF
                                                                 -----------------------------
AMOUNT OF                                                                                         NET
TRANSACTION                                                  OFFERING                           AMOUNT
AT OFFERING PRICE                                             PRICE                            INVESTED
---------------------------------------------------------------------------------------------------------
Under $50,000                                                  5.75%                             6.10%
$50,000 but under $100,000                                     4.75                              4.99
$100,000 but under $250,000                                    3.75                              3.90
$250,000 but under $500,000                                    2.75                              2.83
$500,000 but under $1,000,000                                  2.00                              2.04
$1,000,000 or more                                             None                              None

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B AND CLASS C SHARES
Class B and Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gains distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES
YEAR                 1                2                3                 4                5                 6+
--------------------------------------------------------------------------------------------------------------
CDSC                 5%               4%               3%                2%               2%                0%

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES
(GROWTH FUND AND STRATEGIC THEME FUND ONLY)
YEAR                 1                2+
--------------------------------------------------------------------------------
CDSC                 1%               0%




YOUR ACCOUNT
--------------------------------------------------------------------------------


OPENING AN ACCOUNT
Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below. These procedures do not apply to purchases of Class X Shares.

                                       Phoenix Strategic Equity Series Fund   23

STEP 1.
Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

         o $25 for individual retirement accounts, or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

         o There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

         o  $500 for all other accounts.

Minimum ADDITIONAL investments:

         o  $25 for any account.

         o There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse a purchase order for any reason.

STEP 2.
Your second choice will be what class of shares to buy. The funds offer up to three classes of shares for individual investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.


STEP 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

         o Receive both dividends and capital gain distributions in additional shares;

         o Receive dividends in additional shares and capital gain distributions in cash;

         o Receive dividends in cash and capital gain distributions in additional shares; or

         o Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.

24  Phoenix Strategic Equity Series Fund

HOW TO BUY SHARES
--------------------------------------------------------------------------------

 ----------------------------------- ----------------------------------------------------------------------------
                                     TO OPEN AN ACCOUNT
                                     (CLASS A, CLASS B AND CLASS C SHARES ONLY)
 ----------------------------------- ----------------------------------------------------------------------------
  Through a financial advisor        Contact your advisor.
                                     Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
 ----------------------------------- ----------------------------------------------------------------------------
  Through the mail                   Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA
                                     02266-8301.
 ----------------------------------- ----------------------------------------------------------------------------
  By Federal Funds wire              Call us at (800)243-1574 (press 1, then 0).
 ----------------------------------- ----------------------------------------------------------------------------
  Through express delivery           Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn: Phoenix Funds,
                                     66 Brooks Drive, Braintree, MA 02184.
 ----------------------------------- ----------------------------------------------------------------------------
  By Investo-Matic                   Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: State Street Bank,
                                     P.O. Box 8301, Boston, MA 02266-8301.
 ----------------------------------- ----------------------------------------------------------------------------
  By telephone exchange              Call us at (800)243-1574 (press 1, then 0).
 ----------------------------------- ----------------------------------------------------------------------------



HOW TO SELL SHARES
--------------------------------------------------------------------------------

You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds' Transfer Agent or an authorized agent. In the case of a Class B or Class C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

                                       Phoenix Strategic Equity Series Fund   25

------------------------------------ -----------------------------------------------------------------------------
                                     TO SELL SHARES
                                    (CLASS A, CLASS B AND CLASS C SHARES ONLY)
------------------------------------ -----------------------------------------------------------------------------
Through a financial advisor          Contact your advisor.
                                     Some advisors may charge a fee and may set different minimums on redemptions of accounts.
------------------------------------ -----------------------------------------------------------------------------
Through the mail                     Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston, MA
                                     02266-8301. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
------------------------------------ -----------------------------------------------------------------------------
Through express delivery             Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Phoenix Funds,
                                     66 Brooks Drive, Braintree, MA 02184. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
------------------------------------ -----------------------------------------------------------------------------
By telephone                         For sales up to $50,000, requests can be made by calling (800)243-1574.
------------------------------------ -----------------------------------------------------------------------------
By telephone exchange                Call us at (800)243-1574 (press 1, then 0).
------------------------------------ -----------------------------------------------------------------------------



THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the funds. Each fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds' Transfer Agent at (800) 243-1574.

REDEMPTIONS BY MAIL
[arrow] If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

         Send a clear letter of instructions if all of these apply:

         o The proceeds do not exceed $50,000.

         o The proceeds are payable to the registered owner at the address on record.

26  Phoenix Strategic Equity Series Fund

         Send a clear letter of instructions with a signature guarantee when any of these apply:

         o You are selling more than $50,000 worth of shares.

         o The name or address on the account has changed within the last 60 days.

         o You want the proceeds to go to a different name or address than on the account.

[arrow] If you are selling shares held in a corporate or fiduciary account, please contact the funds' Transfer Agent at (800) 243-1574.

If required, the signature guarantee on your request must be made by an eligible guarantor institution as defined by the funds' Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

SELLING SHARES BY TELEPHONE
The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third-party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.


ACCOUNT POLICIES
--------------------------------------------------------------------------------
ACCOUNT REINSTATEMENT PRIVILEGE
For 180 days after you sell your Class A, Class B or Class C Shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800)243-1574 for more information.


Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B and Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.


                                     Phoenix Strategic Equity Series Fund    27

REDEMPTION OF SMALL ACCOUNTS
Due to the high cost of maintaining small accounts, if your account balance is less than $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

Exchange Privileges
You should carefully read the prospectus of the fund into which you want to exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800)243-4361 or accessing our Web site at www.phoenixinvestments.com.


         o You may exchange shares for another fund in the same class of shares; e.g., Class A for Class A. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.


         o Exchanges may be made by phone ((800)243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

         o The amount of the exchange must be equal to or greater than the minimum initial investment required.

         o The exchange of shares is treated as a sale and a purchase for federal income tax purposes.


         o Because excessive trading can hurt fund performance and harm other shareholders, the funds reserve the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The funds' underwriter has entered into agreements with certain timing firms permitting them to exchange by telephone. These privileges are limited, and the funds' distributor has the right to reject or suspend them.


RETIREMENT PLANS
Shares of the funds may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and 403(b) plans. For more information, call (800)243-4361.



INVESTOR SERVICES
--------------------------------------------------------------------------------

INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your

28 Phoenix Strategic Equity Series Fund mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.


SYSTEMATIC EXCHANGE allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.


SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000.



TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------

The funds plan to make distributions from net investment income at intervals stated on the table below and to distribute net realized capital gains, if any, at least annually.

--------------------------------------------------------------------------------

   FUND                                    DIVIDEND PAID
--------------------------------------------------------------------------------
   Small Cap Fund                          Semiannually
--------------------------------------------------------------------------------
   Growth Fund                               Annually
--------------------------------------------------------------------------------
   Strategic Theme Fund                    Semiannually
--------------------------------------------------------------------------------

Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by the fund as capital gains distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

                                     Phoenix Strategic Equity Series Fund    29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These tables are intended to help you understand the funds' financial performance for the past five years or for the life of the funds. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, together with the funds' financial statements, are included in the funds' most recent Annual Report, which is available upon request.

PHOENIX-ENGEMANN SMALL CAP FUND

                                                                         CLASS A
                                             -----------------------------------------------------------------
                                                                                                  FROM
                                                                                                INCEPTION
                                                                 YEAR ENDED APRIL 30,          10/16/95 TO
                                              2000           1999         1998        1997       4/30/96
                                              ----           ----         ----        ----     -----------

Net asset value, beginning of period          $15.74       $17.37        $14.13      $16.74       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(5)             (0.31)       (0.14)        (0.08)      (0.05)       (0.04)(1)
   Net realized and unrealized gain (loss)     13.91        (0.88)         6.80       (2.53)        6.79
                                               -----        -----         -----       -----         -----
     TOTAL FROM INVESTMENT OPERATIONS          13.60        (1.02)         6.72       (2.58)        6.75
                                               -----        -----         -----       -----         -----
LESS DISTRIBUTIONS
   Dividends from net realized gains              --        (0.61)        (3.48)      (0.02)          --
   In excess of net investment income             --           --            --          --        (0.01)
   In excess of net realized gains                --           --            --       (0.01)          --
                                               -----        -----         -----       -----        -----
     TOTAL DISTRIBUTIONS                          --        (0.61)        (3.48)      (0.03)       (0.01)
                                               -----        -----         -----       -----        -----
Change in net asset value                      13.60        (1.63)         3.24       (2.61)        6.74
                                               -----        -----         -----       -----        -----
NET ASSET VALUE, END OF PERIOD                $29.34       $15.74        $17.37      $14.13       $16.74
                                              ======       ======        ======      ======       ======
Total return(2)                                86.40%       (5.66)%       52.33%     (15.43)%      67.48%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $185,533     $121,313      $203,560    $155,089      $98,372
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                           1.38%(5)     1.46%(5)      1.31%       1.37%        1.50%(3)
   Net investment income (loss)                (1.22)%      (0.95)%       (0.48)%     (0.28)%      (0.53)%(3)
Portfolio turnover                               113%         276%          498%        325%         103%(4)

--------------------------
(1) Includes reimbursement of operating expenses by investment advisor of $0.02.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


30 Phoenix Strategic Equity Series Fund

--------------------------------------------------------------------------------

PHOENIX-ENGEMANN SMALL CAP FUND
                                                                          CLASS B
                                               ----------------------------------------------------------------------
                                                                                                        FROM
                                                                                                     INCEPTION
                                                                    YEAR ENDED APRIL 30,            10/16/95 TO
                                                 2000          1999          1998         1997        4/30/96
                                                 ----          ----          ----         ----      -----------

Net asset value, beginning of period            $15.26        $16.99       $13.98       $16.68         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  (0.47)        (0.25)(5)    (0.21)(5)    (0.17)(5)      (0.09)(1)(5)
   Net realized and unrealized gain (loss)       13.45         (0.87)        6.70        (2.50)          6.77
                                                 -----         -----        -----        -----          -----
     TOTAL FROM INVESTMENT OPERATIONS            12.98         (1.12)        6.49        (2.67)          6.68
                                                 -----         -----        -----        -----          -----
LESS DISTRIBUTIONS
   Dividends from net realized gains                --         (0.61)       (3.48)       (0.02)            --
   In excess of net realized gains                  --            --           --        (0.01)            --
                                                 -----         -----        -----        -----          -----
     TOTAL DISTRIBUTIONS                            --         (0.61)       (3.48)       (0.03)            --
                                                 -----         -----        -----        -----          -----
Change in net asset value                        12.98         (1.73)        3.01        (2.70)          6.68
                                                 -----         -----        -----        -----          -----
NET ASSET VALUE, END OF PERIOD                  $28.24        $15.26       $16.99       $13.98         $16.68
                                                 =====         =====        =====        =====          =====
Total return(2)                                  85.06%        (6.39)%      51.16%      (16.03)%        66.80%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $139,795       $89,349     $147,785      $97,647        $45,168
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                             2.13%(6)      2.21%(6)     2.06%        2.12%          2.26%(3)
   Net investment income (loss)                  (1.97)%       (1.70)%      (1.22)%      (1.03)%        (1.44)%(3)
Portfolio turnover                                 113           276%         498%         325%           103%(4)

--------------------------
(1) Includes reimbursement of operating expenses by investment advisor of $0.02.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.

(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                                        Phoenix Strategic Equity Series Fund  31

--------------------------------------------------------------------------------


PHOENIX-SENECA GROWTH FUND
                                                                            CLASS A
                                                  --------------------------------------------------------------
                                                  SEVEN                                                 FROM
                                                  MONTHS                                              INCEPTION
                                                  ENDED             YEAR ENDED SEPTEMBER 30,          3/8/96 TO
                                                 4/30/00          1999         1998         1997       9/30/96
                                                 -------          ----         ----         ----      ---------
Net asset value, beginning of period              $19.57        $16.23       $16.28        $13.63       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    (0.04)(1)     (0.09)(1)    (0.06)(1)     (0.08)          --
   Net realized and unrealized gain                 4.84          5.04         1.24          3.50         3.63
                                                   -----         -----        -----         -----        -----
     TOTAL FROM INVESTMENT OPERATIONS               4.80          4.95         1.18          3.42         3.63
                                                   -----         -----        -----         -----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income               --            --           --            --           --
   Dividends from net realized gains               (2.54)        (1.61)       (1.23)        (0.77)          --
                                                   -----         -----        -----         -----        -----
     TOTAL DISTRIBUTIONS                           (2.54)        (1.61)       (1.23)        (0.77)          --
                                                   -----         -----        -----         -----        -----
Change in net asset value                           2.26          3.34        (0.05)         2.65         3.63
                                                   -----         -----        -----         -----        -----
NET ASSET VALUE, END OF PERIOD                    $21.83        $19.57       $16.23        $16.28       $13.63
                                                   =====         =====        =====         =====        =====
Total return(2)                                    24.81%(4)     31.89%        7.93%        26.51%       36.30%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $46,727       $31,001      $17,364        $6,013         $466
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                               1.31%(3)      1.44%        1.55%         2.48%(5)     1.46%(6)
   Net investment income (loss)                    (0.29)%(3)    (0.49)%      (0.36)%       (0.62)%       0.16%(3)
Portfolio turnover                                    68%(4)       169%         166%       145.69%       87.66%(4)

-----------------------
(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.

(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the periods ended September 30, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63% and 14.01% for the periods ended September 30, 1997 and 1996, respectively.


32  Phoenix Strategic Equity Series Fund

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
PHOENIX-SENECA GROWTH FUND

                                                         CLASS B
                                           -------------------------------------

                                             SEVEN                     FROM
                                             MONTHS        YEAR      INCEPTION
                                             ENDED        ENDED     7/1/98 TO
                                            4/30/00      9/30/99     9/30/98
                                            -------      -------    ----------
Net asset value, beginning of period         $19.28       $16.19     $18.71
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)            (0.17)       (0.31)     (0.04)
   Net realized and unrealized gain
(loss)                                         4.77         5.01      (2.48)
                                              -----        -----      -----
     TOTAL FROM INVESTMENT OPERATIONS          4.60         4.70      (2.52)
                                              -----        -----      -----
LESS DISTRIBUTIONS:
   Dividends from net investment income          --           --         --
   Dividends from net realized gains          (2.54)       (1.61)        --
                                              -----        -----      -----
     TOTAL DISTRIBUTIONS                      (2.54)       (1.61)        --
                                              -----        -----      -----
Change in net asset value                      2.06         3.09      (2.52)
                                              -----        -----      -----
NET ASSET VALUE, END OF PERIOD               $21.34       $19.28     $16.19
                                              =====        =====      =====
Total return(2)                               24.10%(4)    30.31%    (13.47)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $10,431       $4,395        $519
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                          2.42%(3)     2.60%(5)    2.60%(3)(5)
   Net investment income (loss)               (1.39)%(3)   (1.66)%     (1.12)%(3)
Portfolio turnover                               68%(4)      169%        166%(4)




                                                         CLASS C
                                          --------------------------------------

                                              SEVEN                   FROM
                                              MONTHS       YEAR     INCEPTION
                                              ENDED        ENDED    7/1/98 TO
                                             4/30/00      9/30/99    9/30/98
                                             -------      -------   ----------
Net asset value, beginning of period         $19.25       $16.18      $18.71
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)            (0.19)       (0.32)      (0.06)
   Net realized and unrealized gain (loss)     4.77         5.00       (2.47)
                                              -----        -----       -----
     TOTAL FROM INVESTMENT OPERATIONS          4.58         4.68       (2.53)
                                              -----        -----       -----
LESS DISTRIBUTIONS:
   Dividends from net investment income          --           --          --
   Dividends from net realized gains          (2.54)       (1.61)         --
                                              -----        -----       -----
     TOTAL DISTRIBUTIONS                      (2.54)       (1.61)         --
                                              -----        -----       -----
Change in net asset value                      2.04         3.07       (2.53)
                                              -----        -----       -----
NET ASSET VALUE, END OF PERIOD               $21.29       $19.25      $16.18
                                              =====        =====       =====
Total return(2)                               24.09%(4)    30.20%     (13.52)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $9,939       $1,833        $126
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                          2.51%(3)     2.60%(6)    2.60%(3)(6)
   Net investment income (loss)               (1.48)%(3)   (1.66)%     (1.39)%(3)
Portfolio turnover                               68%(4)      169%        166%(4)

----------------------
(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and 1999, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and 1998, respectively.

                                       Phoenix Strategic Equity Series Fund   33

--------------------------------------------------------------------------------

PHOENIX-SENECA GROWTH FUND
                                                                           CLASS X

                                               -------------------------------------------------------------------

                                                 SEVEN                                                 FROM
                                                 MONTHS                                              INCEPTION
                                                 ENDED             YEAR ENDED SEPTEMBER 30,          3/8/96 TO
                                                4/30/00        1999          1998          1997       9/30/96
                                                -------        ----          ----          ----      ----------
Net asset value, beginning of period             $19.92      $16.46        $16.43        $13.74         $10.00
INCOME FROM INVESTMENT OPERATIONS
                                                  (0.01)(1)   (0.04)(1)      0.00(1)       0.03           0.03
   Net investment income (loss)
   Net realized and unrealized gain                4.94        5.11          1.28          3.50           3.71
                                                  -----       -----         -----         -----          -----
     TOTAL FROM INVESTMENT OPERATIONS              4.93        5.07          1.28          3.53           3.74
                                                  -----       -----         -----         -----          -----
LESS DISTRIBUTIONS
   Dividends from net investment income              --          --         (0.02)        (0.07)            --
   Dividends from net realized gains              (2.54)      (1.61)        (1.23)        (0.77)            --
                                                  -----       -----         -----         -----          -----
     TOTAL DISTRIBUTIONS                          (2.54)      (1.61)        (1.25)        (0.84)            --
                                                  -----       -----         -----         -----          -----
Change in net asset value                          2.39        3.46          0.03         $2.69           3.74
                                                  -----       -----         -----         -----          -----
NET ASSET VALUE, END OF PERIOD                   $22.31      $19.92        $16.46        $16.43         $13.74
                                                  =====       =====         =====         =====          =====
Total return(2)                                   25.04%(4)   32.19%         8.48%        27.27%         37.40%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $40,174     $35,695       $30,713       $34,093        $12,920
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                              1.06%(3)    1.16%         1.14%         1.52%(5)       0.81%(3)(5)
   Net investment income (loss)                   (0.05)%(3)  (0.20)%        0.02%         0.31%          0.76%(3)
Portfolio turnover                                   68%(4)     169%          166%       145.69%         87.66%(4)

---------------------
(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the periods ended September 30, 1997 and 1996, respectively.

34  Phoenix Strategic Equity Series Fund

--------------------------------------------------------------------------------

PHOENIX-SENECA STRATEGIC THEME FUND
                                                                         CLASS A
                                             ----------------------------------------------------------------
                                                                                                    FROM
                                                                                                  INCEPTION
                                                           YEAR ENDED APRIL 30,                  10/16/95 TO
                                              2000          1999          1998         1997        4/30/96
                                              ----          ----          ----         ----       ----------

Net asset value, beginning of period         $18.22         $13.70       $12.03       $12.37        $10.00
INCOME FROM INVESTMENT OPERATIONS(6)
   Net investment income (loss)(5)            (0.16)         (0.11)       (0.04)        0.06          0.00(1)
   Net realized and unrealized gain (loss)     8.69           6.03         4.03        (0.38)         2.39
                                              -----          -----        -----        -----         -----
     TOTAL FROM INVESTMENT OPERATIONS          8.53           5.92         3.99        (0.32)         2.39
                                              -----          -----        -----        -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income          --             --           --        (0.01)           --
   Dividends from net realized gains          (4.13)         (1.40)       (2.29)          --            --
   In excess of net investment income            --             --        (0.03)          --            --
   In excess of net realized gains               --             --           --        (0.01)           --
   Tax return of capital                         --             --           --           --         (0.02)
                                              -----          -----        -----        -----         -----
     TOTAL DISTRIBUTIONS                      (4.13)         (1.40)       (2.32)       (0.02)        (0.02)
                                              -----          -----        -----        -----         -----
Change in net asset value                      4.40           4.52         1.67        (0.34)         2.37
                                              -----          -----        -----        -----         -----
NET ASSET VALUE, END OF PERIOD               $22.62         $18.22       $13.70       $12.03        $12.37
                                              =====          =====        =====        =====         =====
Total return(2)                               53.26%         44.91%       36.22%       (2.57)%       23.89%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $620,919       $107,871      $89,884      $77,827       $33,393
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                          1.29%(7)       1.38%(7)     1.33%        1.40%         1.40%(3)
   Net investment income (loss)               (0.77)%        (0.72)%      (0.26)%       0.49%        (0.09)%(3)
Portfolio turnover                              157%           205%         618%         532%          175%(4)

---------------------
(1) Includes reimbursement of operating expenses by investment advisor of $0.04.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                                        Phoenix Strategic Equity Series Fund  35

PHOENIX-SENECA STRATEGIC THEME FUND
                                                                        CLASS B
                                             ---------------------------------------------------------------
                                                                                                   FROM
                                                                                                 INCEPTION
                                                           YEAR ENDED APRIL 30,                 10/16/95 TO
                                               2000          1999          1998        1997       4/30/96
                                               ----          ----          ----        ----     -----------

Net asset value, beginning of period          $17.75       $13.46        $11.91       $12.33        $10.00
INCOME FROM INVESTMENT OPERATIONS(6)
   Net investment income (loss)(5)             (0.28)       (0.22)        (0.14)       (0.03)        (0.06)(1)
   Net realized and unrealized gain (loss)      8.36         5.91          3.98        (0.38)         2.40
                                               -----        -----         -----        -----         -----
     TOTAL FROM INVESTMENT OPERATIONS           8.08         5.69          3.84        (0.41)         2.34
                                               -----        -----         -----        -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income           --           --            --           --            --
   Dividends from net realized gains           (4.13)       (1.40)        (2.29)          --            --
   In excess of net investment income             --           --            --           --            --
   In excess of net realized gains                --           --            --        (0.01)           --
   Tax return of capital                          --           --            --           --         (0.01)
                                               -----        -----         -----        -----         -----
     TOTAL DISTRIBUTIONS                       (4.13)       (1.40)        (2.29)       (0.01)        (0.01)
                                               -----        -----         -----        -----         -----
Change in net asset value                       3.95         4.29          1.55        (0.42)         2.33
                                               -----        -----         -----        -----         -----
NET ASSET VALUE, END OF PERIOD                $21.70       $17.75        $13.46       $11.91        $12.33
                                               =====        =====         =====        =====         =====
Total return(2)                                52.03%       43.98%        35.18%       (3.31)%       23.41%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $157,169      $84,698       $66,107      $49,843       $11,920
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                           2.04%(7)     2.13%(7)      2.08%        2.15%         2.16%(3)
   Net investment income (loss)                (1.47)%      (1.48)%       (1.02)%      (0.23)%       (1.06)%(3)
Portfolio turnover                               157%         205%          618%         532%          175%(4)


PHOENIX-SENECA STRATEGIC THEME FUND
                                                                  CLASS C
                                                 -----------------------------------------
                                                                                  FROM
                                                                               INCEPTION
                                                    YEAR ENDED APRIL 30,      11/3/97 TO
                                                    2000           1999         4/30/98
                                                    ----           ----       ----------

Net asset value, beginning of period              $17.75         $13.47          $14.93
INCOME FROM INVESTMENT OPERATIONS(6)
   Net investment income (loss)(5)                 (0.29)         (0.22)          (0.05)
   Net realized and unrealized gain (loss)          8.38           5.90            0.88
                                                   -----          -----           -----
     TOTAL FROM INVESTMENT OPERATIONS               8.09           5.68            0.83
                                                   -----          -----           -----
LESS DISTRIBUTIONS
   Dividends from net realized gains               (4.13)         (1.40)          (2.29)
                                                   -----          -----           -----
     TOTAL DISTRIBUTIONS                           (4.13)         (1.40)          (2.29)
                                                   -----          -----           -----
Change in net asset value                           3.96           4.28           (1.46)
                                                   -----          -----           -----
NET ASSET VALUE, END OF PERIOD                    $21.71         $17.75          $13.47
                                                   =====          =====           =====
Total return(2)                                    52.09%         43.87%           7.92%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $5,156           $682            $267
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                               2.04%(7)       2.13%(7)        2.08%(3)
   Net investment income (loss)                    (1.53)%        (1.47)%         (0.87)%(3)
Portfolio turnover                                   157%           205%            618%(4)

------------------------
(1) Includes reimbursement of operating expenses by investment advisor of $0.04.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

36   Phoenix Strategic Equity Series Fund

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

The funds have filed a Statement of Additional Information about the funds, dated August 28, 2000, with the Securities and Exchange Commission. The Statement contains more detailed information about the funds. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:


[arrow] by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

[arrow]  by calling (800) 243-4361.

You may also obtain information about the funds from the Securities and Exchange
Commission:

[arrow]  through its internet site (http://www.sec.gov),

[arrow]  by visiting its Public Reference Room in Washington, DC,

[arrow] by writing to its Public Reference Section, Washington, DC 20549-0102 (a fee may be charged), or

[arrow]  by electronic request at publicinfo@sec.gov (a fee may be charged).

Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

SHAREHOLDER REPORTS
The funds semiannually mail to shareholders detailed reports containing information about each fund's investments. The funds' Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the funds' performance from May 1 through April 30. You may request a free copy of the funds' Annual and Semiannual Reports:

[arrow] by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

[arrow]  by calling (800) 243-4361.

                        CUSTOMER SERVICE: (800) 243-1574
                            MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY): (800) 243-1926



SEC File Nos. 33-6931 and 811-4727        [recycle logo] Printed on recycled
                                          paper using soybean ink


                                        Phoenix Strategic Equity Series Fund  37

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200


[LOGO] PHOENIX
       INVESTMENT PARTNERS




For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com




PXP 690 (8/00)

                         PHOENIX-ENGEMANN SMALL CAP FUND

                           PHOENIX-SENECA GROWTH FUND

                       PHOENIX-SENECA STRATEGIC THEME FUND



                                101 Munson Street
                              Greenfield, MA 01301



                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 28, 2000

  This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of the Phoenix Strategic Equity Series Fund (the "Trust"), dated August 28, 2000, and should be read in conjunction with it. The Trust's Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361 or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200.


                                TABLE OF CONTENTS
                                                                          PAGE
                                                                          ----

The Trust...............................................................    1
Investment Restrictions.................................................    1
Investment Techniques and Risks.........................................    2
Performance Information ................................................    9
Portfolio Turnover......................................................   10
Portfolio Transactions and Brokerage....................................   10
Services of the Advisers................................................   11
Net Asset Value.........................................................   12
How to Buy Shares.......................................................   13
Alternative Purchase Arrangements.......................................   13
Investor Account Services...............................................   16
How to Redeem Shares....................................................   17
Dividends, Distributions and Taxes......................................   18
Tax Sheltered Retirement Plans..........................................   19
The Distributor.........................................................   20
Distribution Plans......................................................   21
Management of the Trust ................................................   22
Additional Information..................................................   29






                        Customer Service: (800) 243-1574
                            Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunications Device (TTY)-(800) 243-1926







PXP731 (8/00)

                                    THE TRUST
  Phoenix Strategic Equity Series Fund (the "Trust") is a diversified open-end management investment company which was organized under Massachusetts law in 1986 as a business trust and was reorganized as a Delaware business trust in August 2000. The Trust's Prospectus describes the investment objectives of the Phoenix-Seneca Growth Fund (the "Growth Fund"), formerly the Phoenix-Seneca Equity Opportunities Fund, the Phoenix-Seneca Strategic Theme Fund (the "Theme Fund"), and the Phoenix-Engemann Small Cap Fund (the "Small Cap Fund"). The Growth Fund, Theme Fund and Small Cap Fund are sometimes collectively referred to as the "Funds."


   The Funds' Prospectus describes the investment objectives of the Funds and the principal strategies that each Fund will employ in seeking to achieve its investment objective. Each Fund's investment objective is a fundamental policy and may not be changed without a vote of the majority of the outstanding shares of the respective Fund. The following discussion describes the Funds' investment policies and techniques and supplements the description of each Fund's principal strategies in the Prospectus.


                             INVESTMENT RESTRICTIONS

  The following investment restrictions have been adopted by the Trust with respect to each of the Funds. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

   A Fund may not:

  (1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


  (2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).


  (3) Borrow money, except (i) in amounts not to exceed one third of the value of the Fund's total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

  (4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

  (5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

  (6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

  (7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

  (8) Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

  If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

                              INVESTMENT TECHNIQUES

   The Funds may utilize the following practices or techniques in pursuing their investment objectives.


CONVERTIBLE SECURITIES
  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

  LOWER RATED CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities that are rated below investment grade (commonly referred to as "junk" securities). Convertible securities which are not rated in the four highest categories, in which a Fund may invest, are predominantly speculative with respect to the issuer's capacity to repay principal and interest and may include issues on which the issuer defaults.

DERIVATIVE INVESTMENTS
  In order to hedge various portfolio positions, including to hedge against price movements in markets in which the Funds anticipate increasing their exposure, the Funds may invest in certain instruments which may be characterized as derivative investments. These investments include various types of interest rate transactions, options and futures. Such investments also may consist of indexed securities. Other of such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases be limited as to the type of counter-party permitted. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject the Funds to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS
  Each Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Fund may wish to purchase in the future by purchasing futures contracts.

  These Funds may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

  In contrast to the situation when such Fund purchases or sells a security, no security is delivered or received by these Funds upon the purchase or sale of a financial futures contract. Initially, these Funds will be required to deposit in a segregated account with its custodian bank an amount of cash, U.S. Treasury bills or liquid high grade debt obligations. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

  The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

  Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

  Such Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

  LIMITATIONS ON FUTURES CONTRACTS AND RELATED OPTIONS. A Fund may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and noninvestment grade debt so long as the asset is liquid, unencumbered and marked to market daily ("liquid assets"), equal to the market value of the futures contract minus a Fund's initial margin deposit with respect thereto will be deposited in a pledged account with the Trust's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

  The extent to which a Fund may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualifications as a regulated investment company. See "Dividends, Distributions and Taxes."

  RISKS RELATING TO FUTURES CONTRACTS AND RELATED OPTIONS. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Fund would continue to be required to make daily margin payments. In this situation, if a Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Fund's ability to hedge its portfolio effectively.

  There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Fund to incur additional brokerage commissions and may cause an increase in a Fund's portfolio turnover rate.

  The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, a Fund's return for the period may be less than if it had not engaged in the hedging transaction.

  Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in a Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

  The market prices of futures contracts may be affected if participants in the futures market also elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

  Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

FOREIGN CURRENCY TRANSACTIONS
  Each Fund may engage in foreign currency transactions. The following is a description of these transactions:

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

  No Fund will enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. The Trust's custodian bank will be instructed to pledge liquid assets equal to the value of such contracts. If the value of the securities pledged declines, additional cash or securities will be added so that the pledged amount is not less than the amount of the Fund's commitments with respect to such contracts. Generally, no Fund will enter into a forward contract with a term longer than one year.

  FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.

  A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

   FOREIGN CURRENCY FUTURES TRANSACTIONS. Each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

  Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN SECURITIES
  Each of the Funds may purchase foreign securities, including those issued by foreign branches of U.S. banks. Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility, and changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

  Many of the foreign securities held by each Fund will not be registered with the Commission and the issuers thereof will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

  In investing in securities denominated in foreign currencies, the Fund will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Fund's assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Although the Fund will invest only in securities denominated in foreign currencies that are fully convertible into U.S. dollars without legal restriction at the time of investment, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.

  Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Funds and which may not be recoverable by the Funds or their investors.

  The Funds will calculate their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which the Funds may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of the Funds' portfolios may be affected by such trading on days when a shareholder has no access to the Funds.

  Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund should have more than 50% of the value of its assets invested in securities of foreign corporations at the close of its taxable year, the Fund may elect to pass through to its shareholders their proportionate shares of foreign income taxes paid. Investors are urged to consult their tax attorney with respect to specific questions regarding foreign, federal, state or local taxes.

  The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Funds' foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

LENDING PORTFOLIO SECURITIES
  In order to increase its return on investments, the Theme Fund and Small Cap Fund may make loans of its portfolio securities, as long as the market value of the loaned securities does not exceed 33% of the market or other fair value of that Fund's net assets. Loans of portfolio securities will always be fully collateralized by cash, U.S. Government Securities or other high quality debt securities at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered by the Adviser to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

LEVERAGE
  The Funds may, from time to time, increase the Theme Fund's and Small Cap Fund's ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. These Funds will borrow only from banks, and only if immediately after such borrowing the value of the assets of these Funds (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit the Funds to borrow up to 33(1)/(3)% of the net assets of these Funds, not including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Fund's assets computed as provided above becomes at any time less than three times the amount of the borrowings for investment purposes, these Funds, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

  Interest on money borrowed will be an expense of these Funds with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Funds is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

  Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

  Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of these Funds' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to these Funds, the net asset value of these Funds will decrease faster than would otherwise be the case.

OPTIONS
  All Funds may write covered call options and purchase call and put options. Options and the related risks are summarized below.

  WRITING AND PURCHASING OPTIONS. Call options written by a Fund normally will have expiration dates between three and nine months from the date written. During the option period a Fund may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Fund to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Fund effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice.

  The exercise price of a call option written by a Fund may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written.

  A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

  Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/Silver Index. A Fund may write call options and purchase call and put options on any other indices traded on a recognized exchange.

  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Fund to prevent an underlying security from being called, or to enable a Fund to write another call option with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Fund expires unexercised, a Fund will realize a gain in the amount of the premium on the option less the commission paid.

  The option activities of a Fund may increase its portfolio turnover rate and the amount of brokerage commissions paid. A Fund will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   LIMITATIONS ON OPTIONS. A Fund may write call options only if they are covered and if they remain covered so long as a Fund is obligated as a writer. If a Fund writes a call option on an individual security, a Fund will own the underlying security at all times during the option period. A Fund will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Fund will be "covered" by identifying the specific portfolio securities being hedged.

  To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Fund, a Fund will be required to deposit qualified securities. A "qualified security" is a security against which a Fund has not written a call option and which has not been hedged by a Fund by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will deposit an amount of cash or liquid assets equal in value to the difference. In addition, when a Fund writes a call on an index which is "in-the-money" at the time the call is written, a Fund will segregate with its custodian bank cash or liquid assets equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

  A Fund may invest in exchange-traded or over-the-counter call and put options. A Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

  In connection with a Fund qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on a Fund's ability to enter into option transactions may apply from time to time. See "Dividends, Distributions and Taxes."

  RISKS RELATING TO OPTIONS. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

  The risk of purchasing a call option or a put option is that a Fund may lose the premium it paid plus transaction costs. If a Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

  An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Fund, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

  Possible reasons for the absence of a liquid secondary market on an exchange include: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

  Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser believes that the position limits established by the exchanges will not have any adverse impact upon a Fund or all of the Funds, in the aggregate.

   RISKS OF OPTIONS ON INDICES. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Fund of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

  Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to a Fund. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

  Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, a Fund will write call options on indices only subject to the limitations described above.

  Price movements in securities in a Fund's portfolio will not correlate perfectly with movements in the level of the index and, therefore, a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of a Fund's portfolio securities. It is also possible that the index may rise when the value of a Fund's portfolio securities does not. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

  Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call on an index, a Fund will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Fund fails to anticipate an exercise, to the extent permissible, it may have to borrow from a bank pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

  When a Fund has written a call on an index, there is also a risk that the market may decline between the time a Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time a Fund is able to sell securities in its portfolio. As with options on portfolio securities, a Fund will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where a Fund would be able to deliver the underlying security in settlement, a Fund may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

  If a Fund exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" a Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

PRIVATE PLACEMENTS AND RULE 144A SECURITIES
  Each Fund may purchase securities which have been privately issued and are subject to legal restrictions on resale or which are issued to qualified institutional investors under special rules adopted by the Commission. Such securities may offer higher yields than comparable publicly traded securities. Such securities ordinarily can be sold by these Funds in secondary market transactions to certain qualified investors pursuant to rules established by the Commission, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act of 1933 (the "1933 Act"). Public sales of such securities by the Funds may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales generally involve the time and expense of the preparation and processing of a registration statement under the 1933 Act (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. In some instances, these Funds may have to bear certain costs of registration in order to sell such shares publicly. Except in the case of securities sold to qualifying institutional investors under special rules adopted by the Commission for which the Trustees of these Funds determine the secondary market is liquid. Rule 144A securities will be considered illiquid. Trustees of these Funds may determine the secondary market is liquid based upon the following factors which will be reviewed periodically as required pursuant to procedures adopted by these Funds: the number of dealers willing to purchase or sell the security; the frequency of trades; dealer undertakings to make a market in the security, and the nature of the security and its market. Investing in Rule 144A Securities could have the effect of increasing the level of these Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

REPURCHASE AGREEMENTS
 Repurchase Agreements are agreements by which the Funds purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

  A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Funds maintained in a central depository of book-entry system or by physical delivery of the securities to the Trust's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

  Even though repurchase transactions usually do not impose market risks on the purchasing Fund, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Fund might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

SMALL CAP ISSUERS
  Market capitalizations of small capitalization companies are determined at the time of purchase. While the issuers in which the Fund will primarily invest may offer greater opportunities for capital appreciation than larger capitalization issuers, investments in smaller companies may involve greater risks and thus may be considered speculative. For example, small companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Full development of these companies takes time and, for this reason, the Fund should be considered as a long-term investment and not as a vehicle for seeking short-term profits, nor should an investment in the Fund be considered a complete investment program. In addition, many small company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements than stocks of large companies. The securities of small companies may also be more sensitive to market changes than the securities of large companies. These factors may result in above-average fluctuations in the net asset value of the Fund's shares.

                             PERFORMANCE INFORMATION
  The Funds may, from time to time, include total return in advertisements or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as the yield of a Class or Fund and as the total return of any Class or Fund.

  Standardized quotations of average annual total return for each Class of Shares of a Fund will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such Class of Shares of a Fund over periods of 1, 5 and 10 years or up to the life of a Fund, calculated for each Class separately pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each Class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and Class C Shares, and assume that all dividends and distributions are reinvested when paid. Performance data quoted for Class C Shares covering periods prior to the inception of Class C Shares will reflect historical performance of Class A Shares adjusted for the higher operating expenses applicable to Class C Shares.

  The Funds may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Funds may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Business Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Funds against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Standard & Poor's 400 MidCap Index ("S&P 400"), Dow Jones Industrial Average, Russell 2000 Index, Russell 2000 Growth Index, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.

  Advertisements, sales literature and other communications may contain information about the Funds and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time, the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Funds may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of a Fund's portfolio; or compare a Fund's equity or bond return future to well-known indices of market performance, including, but not limited to: the S&P 500, Dow Jones Industrial Average, CS First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.


  The average annual total return of the Small Cap Fund Class A Shares for the 1-year period ended April 30, 2000 and since inception October 16, 1995 to April 30, 2000, was 75.69% and 32.38%, respectively. The average annual total return of the Small Cap Fund Class B Shares for the 1-year period ended April 30, 2000 and since inception October 16, 1995 to April 30, 2000, was 81.06% and 32.96%, respectively. The average annual total return of the Growth Fund Class A Shares for the seven-month period ended April 30, 2000 and since inception March 8, 1996 to April 30, 2000, was 17.63% and 29.13%, respectively. The average annual total return of the Growth Fund Class B Shares for the seven-month period ended April 30, 2000 and since inception July 1, 1998 to April 30, 2000 was 19.10% and 18.23%, respectively. The average annual total return of the Growth Fund Class C Shares for the seven-month period ended April 30, 2000 and since inception July 1, 1998 to April 30, 2000 was 23.09% and 20.01%, respectively. The average annual total return of the Growth Fund Class X Shares for the seven-month period ended April 30, 2000 and since inception March 8, 1996 to April
30, 2000, was 25.04% and 31.72%, respectively. The average annual total return of the Theme Fund Class A Shares for the 1-year period ended April 30, 2000 and since inception October 16, 1995 to April 30, 2000, was 44.45% and 31.27%, respectively. The average annual total return of the Theme Fund Class B Shares for the 1-year period ended April 30, 2000 and since inception October 16, 1995 to April 30, 2000, was 48.03% and 31.85%, respectively. The average annual total return of the Theme Fund Class C Shares for the 1-year period ended April 30, 2000 and since inception November 3, 1997 to April 30, 2000, was 52.09% and 41.20%, respectively.


  The Funds may also compute aggregate cumulative total return for specified periods based on a hypothetical Class A, Class B or Class C account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return reflects payment of the Class A Shares' maximum sales charge of 5.75% and assumes reinvestment of all income dividends and capital gain distributions during the period.

   The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, for each Class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or aggregate rate of return calculations.

                               PORTFOLIO TURNOVER
  Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of Fund shares and by requirements which enable the Fund to receive certain favorable tax treatment (see "Dividends, Distributions and Taxes"). Historical annual rates of portfolio turnover for the Fund are set forth in the prospectus under the heading "Financial Highlights."

                      PORTFOLIO TRANSACTIONS AND BROKERAGE
  The Adviser and/or Subadviser (throughout this section the "Adviser") places orders for the purchase and sale of securities, supervises their execution and negotiates brokerage commissions on behalf of the Funds. It is the practice of the Adviser to seek the best prices and execution of orders and to negotiate brokerage commissions which the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the Adviser, the rate is deemed by the Adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Funds an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value, and payment of such commissions is authorized by the Adviser after the transaction has been consummated. If the Adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future.

  The Adviser believes that the Funds benefit with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Funds is best served by its brokerage policies which include paying a fair commission rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of: the firm's ability to execute the order in the desired manner; the value of research services provided by the firm; and the firm's attitude toward and interest in mutual funds in general, including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Funds. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

  In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Trust. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Trust and its shareholders.

  The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Trust. No advisory account of the Adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared pro rata based on the Trust's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.

  The Adviser may use its broker/dealer affiliates, or other firms that sell shares of the Funds, to buy and sell securities for the Funds, provided they have the execution capability and that their commission rates are comparable to those of other unaffiliated broker/dealers. Directors of PXP Securities Corp. or its affiliates receive indirect benefits from the Funds as a result of its usual and customary brokerage commissions that PXP Securities Corp. may receive for acting as broker to the Funds in the purchase and sale of portfolio securities. The investment advisory agreement does not provide for a reduction of the advisory fee by any portion of the brokerage fees generated by portfolio transactions of the Funds that PXP Securities Corp. may receive.


  For the fiscal years ended April 30, 1998, 1999 and 2000, brokerage commission paid by the Trust on portfolio transactions totaled $3,579,420, $2,087,042 and $1,225,151, respectively. In the fiscal years ended April 30, 1998, 1999 and 2000, W. S. Griffith & Co., Inc., a broker-dealer subsidiary of Phoenix Home Life, received $0, $5,910 and $0 in fund-related commissions attributed to a clearing arrangement with an unaffiliated broker/dealer. Brokerage commissions of $9,195 paid during the fiscal year ended April 30, 2000, were paid on portfolio transactions aggregating $22,117,787 executed by brokers who provided research and other statistical information.


                            SERVICES OF THE ADVISERS

  The investment adviser to the Fund is Phoenix Investment Counsel, Inc. ("PIC" or "Adviser"), which is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC acts as the investment adviser for 14 fund companies totaling 37 mutual funds, as subadviser to two fund companies totaling three mutual funds, and as adviser to institutional clients. PIC has acted as an investment adviser for over sixty years. PIC was originally organized in 1932 as John P. Chase, Inc. As of June 30, 2000, PIC had approximately $25.7 billion in assets under management. Philip R. McLoughlin, a Trustee and officer of the Fund, is a director of PIC. All other executive officers of the Fund are officers of PIC.


  All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut is a majority shareholder of PXP. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut, 06115-2520. Equity Planning, a mutual fund distributor, acts as the national distributor of the Fund's shares and as Financial Agent of the Fund. The principal office of Equity Planning is located at 100 Bright Meadow Boulevard, Enfield, Connecticut, 06082.


  PXP is a publicly-traded independent registered investment advisory firm and has served investors for over 70 years. As of June 30, 2000, PXP had over $60.8 billion in assets under management through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago and Cleveland; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; Phoenix/Zweig Advisers LLC (Zweig) in New York; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, Sarasota and Scotts Valley, CA, respectively.

  Roger Engemann & Associates, Inc. ("Engemann") is the investment subadviser to the Small Cap Fund and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to six mutual funds, as subadviser to four other mutual funds and acts as investment adviser to institutions and individuals. As of December 31, 1999, Engemann had $10.9 billion in assets under management. Engemann has been an investment adviser since 1969.

  Seneca Capital Management LLC ("Seneca") is the investment subadviser to the Growth Fund and Strategic Theme Fund and is located at 909 Montgomery Street, San Francisco, California 94133. Seneca acts as a subadviser to nine other mutual funds and as investment adviser to institutions and individuals. As of December 31, 1999, Seneca had $9.2 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP ("GMG/Seneca")) an investment adviser since 1989.

  The Adviser provides certain services and facilities required to carry on the day-to-day operations of the Funds (for which it receives a management fee) other than the costs of printing and mailing proxy materials, reports and notices to shareholders; legal, auditing and accounting services; regulatory filing fees and expenses of printing the Trust's registration statement (but the Distributor purchases such copies of the Funds' prospectuses and reports and communications to shareholders as it may require for sales purposes); insurance expense; association membership dues; brokerage fees; and taxes. Each Fund will pay expenses incurred in its own operation and will also pay a portion of the Trust's administration expenses allocated on the basis of the asset values of the respective Fund.


  As compensation for its services, PIC receives a fee from the Growth Fund, which is accrued daily against the value of the Fund's net assets and is paid by the Fund monthly. The fee is computed at an annual rate of .70% of the Fund's average daily net assets of up to $1 billion, .65% of the Fund's average daily net assets from $1 billion to $2 billion, and .60% of the Fund's average net assets in excess of $2 billion. As compensation for its services, PIC receives a fee from the Theme Fund and the Small Cap Fund which is accrued daily against the value of each Fund's net assets and is paid by the Fund monthly. The fee is computed at an annual rate of 0.75% of the average daily net asset values of each Fund up to $1 billion; 0.70% of such value between $1 billion and $2 billion; and 0.65% of such value in excess of $2 billion. For the fiscal years ended April 30, 1998, 1999 and 2000, the management fees paid by each of the Funds were:

--------------------------------------------------------------------------------
                              1998                 1999              2000
--------------------------------------------------------------------------------
SMALL CAP FUND             $2,487,577           $1,885,586        $2,089,096
--------------------------------------------------------------------------------
GROWTH FUND                $1,326,599           $1,352,558        $1,581,392
--------------------------------------------------------------------------------
STRATEGIC THEME FUND       $1,139,421           $1,129,085        $2,319,786
--------------------------------------------------------------------------------


  The Management Agreements shall continue in effect from year to year, provided that such continuance is specifically approved annually by a majority of the Trustees who are not interested persons of the parties thereto (as defined in the 1940 Act) and by either (a) the Trustees or (b) vote of a majority of the outstanding securities of the Trust (as defined in the 1940 Act).

  The Management Agreements may be terminated without penalty at any time by the Trustees or by a vote of a majority of the outstanding voting securities of the Trust upon 60 days written notice addressed to the Adviser at its principal place of business; and by the Adviser upon 60 days written notice addressed to the Trust at its principal place of business. The Management Agreements will terminate automatically in the event of their "assignment" as defined in Section 2(a)(4) of the 1940 Act.

  The Trust, its Adviser and Subadvisers, and its Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the Investment Company Act of 1940. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Funds, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Funds have a pending order.

                                 NET ASSET VALUE
  The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Funds do not price securities on weekends or United States national holidays, the net asset value of a Fund's foreign assets may be significantly affected on days when the investor has no access to the Funds. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a Class, plus that Class's distribution fee and any other expenses allocated solely to that Class, are deducted from the proportionate interest of such Class in the assets of the

Fund, and the resulting amount of each is divided by the number of shares of that Class outstanding to produce the net asset value per share.

  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                                HOW TO BUY SHARES
  The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. The minimum initial investment for Class X Shares is $250,000, and the minimum subsequent investment for Class X Shares is $10,000. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

  The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

                        ALTERNATIVE PURCHASE ARRANGEMENTS

  Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). The Growth Fund also offers one class of shares (Class X Shares) that may be purchased by certain institutional investors at a price equal to their net asset value per share.

  The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B or Class C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time. NOTE, ONLY THE GROWTH FUND AND THEME FUND OFFER CLASS C SHARES AND ONLY THE GROWTH FUND OFFERS CLASS X SHARES.


  Dividends paid by the Funds, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

CLASS A SHARES
  Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to ongoing distribution and service fees at an annual rate of up to 0.25% of the Funds' aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

CLASS B SHARES
  Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.

  Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Funds' aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

  Class B Shares include all shares purchased, pursuant to the deferred sales charge alternative, which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset value of the two Classes without the imposition of any sales load, fee or other charge.

  For purposes of conversion to Class A, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B Shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A, an equal pro rata portion of the Class B Share dividends in the subaccount will also convert to Class A Shares.


CLASS C SHARES (GROWTH FUND AND THEME FUND ONLY)
  Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution and services fee at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to Class C Shares.


CLASS X SHARES (GROWTH FUND ONLY)
  Class X Shares are offered without any sales charges to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations, and others who purchase the minimum amounts.

CLASS A SHARES--REDUCED INITIAL SALES CHARGES
   Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which sales charges may be avoided or reduced are described below.

  QUALIFIED PURCHASERS. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days) of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or
(5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;
(10) any person with a direct rollover transfer of shares from an established Phoenix Fund or any other Affiliated Phoenix Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, Fund company, or bank Fund department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds or any other Affiliated Phoenix Fund if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix Fund or any other Affiliated Phoenix Fund trustee or director; provided that sales to persons listed in (1) through (16) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund;
(17) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients;
(18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (19) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (17) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

  COMBINATION PURCHASE PRIVILEGE. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix-Goodwin Money Market Fund and Phoenix-Zweig Government Cash Fund Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.


  An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Fund.


  LETTER OF INTENT. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix-Goodwin Money Market Fund and Phoenix-Zweig Government Cash Fund Class A Shares), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C or B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.


  RIGHT OF ACCUMULATION. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

  ASSOCIATIONS. Certain groups or associations may be treated as a "person" and qualify for reduced Class A share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.


CLASS B AND CLASS C SHARES--WAIVER OF SALES CHARGES

  The CDSC is waived on the redemption (sale) of Class B Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7);
(c) as a mandatory distribution upon reaching age 70 1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from the Merrill Lynch Daily K Plan ("Plan") invested in Class B Shares, in which such shares the Distributor has not paid the dealer the Class B sales commission; (f) based on the exercise of exchange privileges among Class B and C Shares of this or any other Affiliated Phoenix Fund; (g) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (h) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.

CONVERSION FEATURES--CLASS B SHARES
  Class B Shares will automatically convert to Class A Shares of the same Portfolio eight years after they are purchased. Conversion will be on the basis of the then-prevailing net asset value of Class A and B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Fund was unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Fund.

                            INVESTOR ACCOUNT SERVICES
  The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574. Broker/dealers may impose their own restrictions and limits on accounts held through the broker/dealer. Please consult your broker/dealer for account restrictions and limit information.

EXCHANGES

  Under certain circumstances, shares of any Affiliated Phoenix Fund may be exchanged for shares of the same Class of another Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund or Series, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same Class of shares of any other Affiliated Phoenix Fund, if currently offered. Exchanges will be based upon each fund's net asset value per share next computed after the close of business, without sales charge. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see Phoenix Funds, also "Dividends, Distributions and Taxes"). Exchange privileges may not be available for all funds, and may be rejected or suspended.

  SYSTEMATIC EXCHANGES. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same Class of shares of another Affiliated Phoenix Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same Class of another Affiliated Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor.


DIVIDEND REINVESTMENT ACROSS ACCOUNTS
  If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Affiliated Phoenix Funds at net asset value. You should obtain a current prospectus and consider the objectives and policies of each fund carefully before directing dividends and distributions to another fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

INVEST-BY-PHONE
  This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House (ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

  To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free
(800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days. The Fund and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

SYSTEMATIC WITHDRAWAL PROGRAM
  The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.


  Shareholders participating in the Systematic Withdrawal Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

  Through the Program, Class B and Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B and Class C shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B or Class C Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.

                              HOW TO REDEEM SHARES
  Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after receipt of the check.


  The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

  Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.


  A shareholder should contact his/her broker/dealer if he/she wishes to transfer shares from an existing broker/dealer street name account to a street name account with another broker/dealer. The Fund has no specific procedures governing such account transfers.

REDEMPTION OF SMALL ACCOUNTS
  Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 30 days written notice to the shareholder mailed to the address of record. During the 60 day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Funds' current Prospectus for more information.

BY MAIL
  Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.

TELEPHONE REDEMPTIONS
  Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

REDEMPTION IN KIND
  To the extent consistent with state and federal law, the Fund may make payment of the redemption price either in cash or in kind. However, the Fund has elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when he sold the securities.

ACCOUNT REINSTATEMENT PRIVILEGE
  Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information and conditions attached to this privilege.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to elect to be treated as a regulated investment company ("RIC") and qualify annually as such under certain provisions of the Internal Revenue Code (the "Code"). Under such provisions, each Fund will not be subject to federal income tax on such part of its ordinary income and net realized capital gains which it distributes to shareholders provided it meets certain distribution requirements. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at corporate rates.

  The Code imposes a 4% nondeductible excise tax on a regulated investment company if it does not distribute to its shareholders during the calendar year an amount equal to 98% of the Fund's net ordinary income, with certain adjustments, for such calendar year, plus 98% of the Fund's net capital gains for the 12-month period ending on October 31 of such calendar year. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the regulated investment company does not meet the foregoing distribution requirements. If a Fund has taxable income that would be subject to the excise tax, the Fund intends to distribute such income so as to avoid payment of the excise tax.

  Under another provision of the Code, any dividend declared by the Funds to shareholders of record in October, November and December of any year will be deemed to have been received by, and will be taxable to shareholders as of December 31 of such year, provided that the dividend is actually paid by a Fund before February 1 of the following year.

  The Funds' policy is to distribute to its shareholders all or substantially all investment company taxable income as defined in the Code and any net realized capital gains for each year and consistent therewith to meet the distribution requirements of Part I of subchapter M of the Code. Each Fund intends to meet the other requirements of Part I of subchapter M, including the requirements with respect to diversification of assets and sources of income, so that each Fund will pay no taxes on net investment income and net realized capital gains distributed to shareholders.

  Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

  Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the shares, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

  Transactions in options on stock indices are subject to the Code rules of section 1256. Pursuant to these rules, such options, whether sold by a Fund during a taxable year or held by a Fund at the close of its taxable year, will be treated as if sold for their market value, with 40% of any resulting gain or loss treated as short-term and 60% long-term.

  A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.

IMPORTANT NOTICE REGARDING TAXPAYER IRS CERTIFICATION
  Pursuant to IRS Regulations, the Funds may be required to withhold 31% of all reportable payments including any taxable dividends, capital gains distributions or share redemption proceeds, for an account which does not have a taxpayer identification number or social security number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications.

  Each Fund will furnish its shareholders, within 31 days after the end of the calendar year, with information which is required by the Internal Revenue Service for preparing income tax returns.

  Investors are urged to consult their attorney or tax adviser regarding specific questions as to federal, foreign, state or local taxes.

                         TAX SHELTERED RETIREMENT PLANS
  Shares of the Fund are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information about the plans.

MERRILL LYNCH DAILY K PLAN
  Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

  (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

  (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

  (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

  Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

  Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.

                                 THE DISTRIBUTOR

  Phoenix Equity Planning Corporation (the "Equity Planning" or "Distributor"), an indirect, less than wholly-owned subsidiary of Phoenix Home Life and an affiliate of PIC, serves as Distributor for the Funds. The address of the Distributor is 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200. The Distributor conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only such securities as may be sold to the public. During the fiscal years 1998, 1999 and 2000, purchasers of Fund shares paid aggregate sales charges of $2,025,485, $1,723,056 and $1,137,546, respectively, of which the Distributor for the Funds received net commissions of $1,058,952, $1,279,374 and $552,688, respectively, for its services, the balance being paid to dealers. For the fiscal year ended April 30, 2000, the Distributor received net commissions of $71,696 for Class A Shares and deferred sales charges of $480,992 for Class B and Class C Shares.


  The Underwriting Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Trust, or by vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreements. The Underwriting Agreement will terminate automatically in the event of its assignment.

DEALER CONCESSIONS
   Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as described below.

           AMOUNT OF
          TRANSACTION             SALES CHARGE AS A PERCENTAGE  SALES CHARGE AS A PERCENTAGE         DEALER DISCOUNT
       AT OFFERING PRICE              OF OFFERING PRICE             OF AMOUNT INVESTED        PERCENTAGE OF OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------
Under $50,000                                5.75%                         6.10%                          5.25%
$50,000 but under $100,000                   4.75                          4.99                           4.25
$100,000 but under $250,000                  3.75                          3.90                           3.25
$250,000 but under $500,000                  2.75                          2.83                           2.25
$500,000 but under $1,000,000                2.00                          2.04                           1.75
$1,000,000 or more                           None                          None                           None

  In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan (the "Plan") due to waiver of the CDSC for these Plan participants' purchases. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

  Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Fund and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Fund through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements;
(b) from time to time, pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker/dealer will refund to the Distributor such amounts paid with respect to the investment. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. From its own profits and resources, the Distributor intends to pay the following additional compensation to Merrill Lynch, Pierce, Fenner & Smith, Inc.: 0.25% on sales of Class A and B shares, 0.10% on sales of Class C shares, 0.10% on sales of Class A shares sold at net asset value, and 0.10% annually on the average daily net asset value of fund shares on which Merrill Lynch is broker of record and which such shares exceed the amount of assets on which Merrill Lynch is broker of record as of July 1, 1999. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. Equity Planning reserves the right to discontinue or alter such fee payment plans at any time.

  From its own resources or pursuant to the Distribution Plans, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

ADMINISTRATIVE SERVICES
   Equity Planning also acts as administrative agent of the Trust and as such performs administrative, bookkeeping and pricing functions for the Funds. For services as financial agent, Equity Planning will be paid a fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc., as subagent, to the financial agent, plus (2) the documented cost of the financial agent to provide financial reporting and tax services and oversight of the subagent's performance. The current fee schedule of PFPC, Inc. is based upon the average of the aggregate daily net asset values of each Fund, at the following incremental annual rates:

               First $200 million                           .085%
               $200 million to $400 million                 .05%
               $400 million to $600 million                 .03%
               $600 million to $800 million                 .02%
               $800 million to $1 billion                   .015%
               Greater than $1 billion                      .0125%


   Percentage rates are applied to the aggregate daily net asset values of the Funds. PFPC, Inc. also charges minimum fees and additional fees for each additional class of fund shares. Equity Planning retains PFPC, Inc. as subagent for each of the funds for which Equity Planning serves as financial agent. PFPC, Inc. agreed to a modified fee structure and waived certain charges. Because PFPC, Inc.'s arrangement would have favored smaller funds over larger funds, Equity Planning reallocates PFPC, Inc.'s overall asset-based charges among all funds for which it serves as financial agent on the basis of the relative net assets of each fund. As a result, the PFPC, Inc. charges to the Funds are expected to be slightly less than the amount that would be found through direct application of the table illustrated above. For its services during the Trust's fiscal year ended April 30, 2000, Equity Planning received $694,629.



                               DISTRIBUTION PLANS
  The Trust has adopted a distribution plan for each class of shares (i.e., a plan for the Class A Shares, a plan for the Class B Shares, and a plan for the Class C Shares; collectively, the "Plans") in accordance with Rule 12b-1 under the Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Underwriting Agreement. Each class of shares pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund and a distribution fee based on average daily net assets at the following rates: for Class B Shares at a rate of 0.75% per annum; for Class C Shares at a rate of 0.75% per annum.

  From the Service Fee the Distributor expects to pay a quarterly fee to qualifying broker/dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers as additional compensation with respect to Class C Shares, 0.75% of the average annual net asset value of that class.

  In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

  On a quarterly basis, the Trustees review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the Plans without approval of the shareholders of the Funds and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while they are in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding shares of the relevant Class of the Trust.


  For the fiscal year ended April 30, 2000, the Funds paid Rule 12b-1 Fees in the amount of $3,757,065, of which the principal underwriter received $2,074,317, W.S. Griffith & Co., Inc., an affiliate, received $177,556 and unaffiliated broker-dealers received $1,505,192. 12b-1 Fees paid by the Funds during last fiscal year were spent on: (1) advertising, $540,445; (2) printing and mailing of prospectuses to other than current shareholders, $19,042; (3) compensation to dealers, $2,398,839; (4) compensation to sales personnel, $1,264,048; (5) service costs, $176,042 and (6) other, $250,746.


  No interested person of the Fund and no Trustee who is not an interested person of the Fund, as that term is defined in the Investment Company Act of 1940, had any direct or indirect financial interest in the operation of the Plans.

  The National Association of Securities Dealers, Inc. (the "NASD") regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend the Plans.


                             MANAGEMENT OF THE TRUST

  The Trust is an open-end management investment company known as a mutual fund. The Trustees of the Trust ("Trustees") are responsible for the overall supervision of the Trust and perform duties imposed on Trustees by the Investment Company Act and Delaware business trust law.

TRUSTEES AND OFFICERS
  The Trustees and Officers of the Trust and their business affiliations for the past five years are set forth below and, unless otherwise noted, the address of each executive officer and Trustee is 56 Prospect Street, Hartford, Connecticut, 06115-0480.


                                     POSITIONS HELD                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------


Robert Chesek (66)                   Trustee                Trustee/Director (1981-present) and Chairman (1989-1994), Phoenix
49 Old Post Road                                            Funds. Trustee, Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps
Wethersfield, CT 06109                                      Institutional Mutual Funds (1996-present) and Phoenix-Seneca Funds
                                                            (2000-present).



                                     POSITIONS HELD                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------


E. Virgil Conway (71)                Trustee                Chairman, Metropolitan Transportation Authority (1992-present).
9 Rittenhouse Road                                          Trustee/Director, Consolidated Edison Company of New York, Inc.
Bronxville, NY 10708                                        (1970-present), Pace University (1978-present), Atlantic Mutual
                                                            Insurance Company (1974-present), HRE Properties (1989-present),
                                                            Greater New York Councils, Boy Scouts of America (1985-present),
                                                            Union Pacific Corp. (1978-present), Blackrock Freddie Mac Mortgage
                                                            Securities Fund (Advisory Director) (1990-present), Centennial
                                                            Insurance Company (1974-present), Josiah Macy, Jr., Foundation
                                                            (1975-present), The Harlem Youth Development Foundation
                                                            (1987-present). Chairman, (1998-present), Accuhealth Trism, Inc.
                                                            (1994-present), Realty Foundation of New York (1972-present), and New
                                                            York Housing Partnership Development Corp. (1985-present). Vice
                                                            Chairman Academy of Political Science (1985-present).
                                                            Director/Trustee, Phoenix Funds (1993-present). Trustee,
                                                            Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
                                                            Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
                                                            Director, Duff & Phelps Utilities Tax-Free Income Inc. and Duff &
                                                            Phelps Utility and Corporate Bond Trust Inc. (1995-present).
                                                            Chairman/Member, Audit Committee of the City of New York (1981-1996).
                                                            Advisory Director, Blackrock Fannie Mae Mortgage Securities Fund
                                                            (1989-1996) and Fund Directions (1993-1998). Chairman, Financial
                                                            Accounting Standards Advisory Council (1992-1995).


Harry Dalzell-Payne (71)             Trustee                Director/Trustee, Phoenix Funds (1993-present). Trustee,
The Flat                                                    Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
Elmore Court                                                Mutual Funds (1996-present) and Phoenix-Seneca Funds (1999-present).
Elmore, GLOS GL2 6NT, UK                                    Director, Duff & Phelps Utilities Tax-Free Income Inc. and Duff &
                                                            Phelps Utility and Corporate Bond Trust Inc. (1995-present). Formerly a Major General of the British Army.

*Francis E. Jeffries (69)            Trustee                Director/Trustee, Phoenix Funds (1995-present). Trustee,
 8477 Bay Colony Dr.                                        Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
 Apt. 902                                                   Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
 Naples, FL 34108                                           Director, Duff & Phelps Utilities Income Inc. (1987-present), Duff &
                                                            Phelps Utilities Tax-Free Income Inc. (1991-present) and Duff &
                                                            Phelps Utility and Corporate Bond Trust Inc. (1993-present).
                                                            Director, The Empire District Electric Company (1984-present).
                                                            Director (1989-1997), Chairman of the Board (1993-1997), President
                                                            (1989-1993), and Chief Executive Officer (1989-1995), Phoenix
                                                            Investment Partners, Ltd.

Leroy Keith, Jr. (61)                Trustee                Chairman (1995-present) and Chief Executive Officer (1995-1999),
Chairman                                                    Carson Products Company. (1995-present). Director/Trustee, Phoenix
Carson Products Company                                     Funds (1980-present). Trustee, Phoenix-Aberdeen Series Fund, Phoenix
64 Ross Road                                                Duff & Phelps Institutional Mutual Funds (1996-present) and
Savannah, GA 30750                                          Phoenix-Seneca Funds (2000-present). Director, Equifax Corp.
                                                            (1991-present) and Evergreen International Fund, Inc. (1989-present).
                                                            Trustee, Evergreen Liquid Trust, Evergreen Tax Exempt Trust,
                                                            Evergreen Tax Free Fund, Master Reserves Tax Free Trust, and Master
                                                            Reserves Trust.


                                     POSITIONS HELD                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------


*Philip R. McLoughlin (53)           Trustee and            Chairman (1997-present), Director (1995-present), Vice Chairman
                                     President              (1995-1997) and Chief Executive Officer (1995-present), Phoenix
                                                            Investment Partners, Ltd. Director (1994-present) and Executive Vice
                                                            President, Investments (1988-present), Phoenix Home Life Mutual
                                                            Insurance Company. Director/Trustee and President, Phoenix Funds
                                                            (1989-present). Trustee and President, Phoenix-Aberdeen Series Fund
                                                            and Phoenix Duff & Phelps Institutional Mutual Funds (1996-present).
                                                            Director, Duff & Phelps Utilities Tax-Free Income Inc. (1995-present)
                                                            and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                            (1995-present). Trustee, Phoenix-Seneca Funds (1999-present).
                                                            Director (1983-present) and Chairman (1995-present), Phoenix
                                                            Investment Counsel, Inc. Director (1984-present) and President
                                                            (1990-1999), Phoenix Equity Planning Corporation. Chairman and Chief
                                                            Executive Officer, Phoenix/Zweig Advisers LLC (1999-present).
                                                            Director, PXRE Corporation (Delaware) (1985-present) and World Trust
                                                            Fund (1991-present). Director and Executive Vice President, Phoenix
                                                            Life and Annuity Company (1996-present). Director and Executive Vice
                                                            President, PHL Variable Insurance Company (1995-present). Director,
                                                            Phoenix Charter Oak Trust Company (1996-present). Director and Vice
                                                            President, PM Holdings, Inc. (1985-present). Director (1992-present)
                                                            and President (1992-1994), W.S. Griffith & Co., Inc. Director, PHL
                                                            Associates, Inc. (1995-present).

Everett L. Morris (72)               Trustee                Vice President, W.H. Reaves and Company (1993-present).
164 Laird Road                                              Director/Trustee, Phoenix Funds (1995-present). Trustee,
Colts Neck, NJ 07722                                        Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
                                                            Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
                                                            Director, Duff & Phelps Utilities Tax-Free Income Inc. (1991-present)
                                                            and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                            (1993-present).

*James M. Oates (54)                 Trustee                Chairman, IBEX Capital Markets, Inc. (formerly, IBEX Capital Markets
 Managing Director                                          LLC) (1997-present). Managing Director, Wydown Group (1994-present).
 The Wydown Group                                           Director, Phoenix Investment Partners, Ltd. (1995-present).
 IBEX Capital Markets, Inc.                                 Director/Trustee, Phoenix Funds (1987-present). Trustee,
 60 State Street                                            Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
 Suite 950                                                  Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
 Boston, MA 02109                                           Director, AIB Govett Funds (1991-present),  Investors Financial
                                                            Service Corporation (1995-present), Investors Bank & Trust
                                                            Corporation (1995-present), Plymouth Rubber Co. (1995-present),
                                                            Stifel Financial (1996-present), Command Systems, Inc.
                                                            (1998-present), Connecticut River Bancorp (1998-present) and
                                                            Endowment for Health (1999-present). Vice Chairman, Massachusetts
                                                            Housing-Partnership (1998-2000). Director, Blue Cross and Blue Shield
                                                            of New Hampshire (1994-1999).


Herbert Roth, Jr. (71)               Trustee                Director/Trustee, Phoenix Funds (1980-present). Trustee,
134 Lake Street                                             Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
P.O. Box 909                                                Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
Sherborn, MA 01770                                          Director, Boston Edison Company (1978-present), Landauer, Inc.
                                                            (medical services) (1970-present), Tech Ops./Sevcon, Inc. (electronic controllers) (1987-present), and Mark IV Industries (diversified manufacturer) (1985-present). Member, Directors Advisory Council,
                                                            Phoenix Home Life Mutual Insurance Company (1998-present). Director,
                                                            Phoenix Home Life Mutual Insurance Company (1972-1998).


                                                                24

                                     POSITIONS HELD                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------
Richard E. Segerson (54)             Trustee                Managing Director, Northway Management Company (1998-present).
102 Valley Road                                             Director/Trustee, Phoenix Funds (1993-present). Trustee,
New Canaan, CT 07840                                        Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
                                                            Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
                                                            Managing Director, Mullin Associates (1993-1998).

Lowell P. Weicker, Jr. (69)          Trustee                Trustee/Director, Phoenix Funds (1995-present). Trustee,
731 Lake Avenue                                             Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
Greenwich, CT 06830                                         Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
                                                            Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
                                                            Burroughs Wellcome Fund (1996-present) and Compuware (1996-present).
                                                            Visiting Professor, University of Virginia (1997-present). Director,
                                                            Duty Free International, Inc. (1997). Chairman, Dresing, Lierman,
                                                            Weicker (1995-1996). Governor of the State of Connecticut (1991-1995).


Michael E. Haylon (42)               Executive              Director and Executive Vice President, Investments, Phoenix
                                     Vice                   Investment Partners, Ltd. (1995-present). Director (1994-present),
                                     President              President (1995-present), Executive Vice President (1994-1995), Vice
                                                            President (1991-1994), Phoenix Investment Counsel, Inc. Director,
                                                            Phoenix Equity Planning Corporation (1995-present). Executive Vice
                                                            President, Phoenix Funds (1993-present), Phoenix-Aberdeen Series Fund
                                                            (1996-present) and Phoenix-Seneca Funds (2000-present). Executive
                                                            Vice President (1997-present), Vice President (1996-1997), Phoenix
                                                            Duff & Phelps Institutional Mutual Funds. Senior Vice President,
                                                            Securities Investments, Phoenix Home Life Mutual Insurance Company
                                                            (1993-1995).

John F. Sharry (48)                  Executive              President, Retail Division (1999-present), Executive Vice President,
                                     Vice                   Retail Division (1997-1999), Phoenix Investment Partners, Ltd.
                                     President              Managing Director, Retail Distribution, Phoenix Equity Planning
                                                            Corporation (1995-present). Executive Vice President, Phoenix Funds
                                                            (1998-present), Phoenix-Aberdeen Series Fund (1998-present) and
                                                            Phoenix-Seneca Funds (2000-present). Managing Director, Director and
                                                            National Sales Manager, Putnam Mutual Funds (1992-1995).


J. Roger Engemann (59)               Senior                 President and Director, Roger Engemann & Associates, Inc.
600 Rosemead Blvd.                   Vice President         (1969-present). President and Director, Pasadena Capital Corporation
Pasadena, CA 91107-2138                                     (1988-present). Chairman, President and Trustee, Phoenix-Engemann
                                                            Funds (1986-present). President and Director, Roger Engemann
                                                            Management Co., Inc. (1985-present). Managing Director, Equities,
                                                            Phoenix Investment Counsel, Inc. (1998-present). Senior Vice
                                                            President, The Phoenix Edge Series Fund and Phoenix Series Fund
                                                            (1998-present).


Gail P. Seneca (47)                  Senior Vice            Managing Director, Equities, Phoenix Investment Counsel, Inc.
909 Montgomery St.                   President              (1998-present). President (1996-present) and Trustee (1996-2000),
San Francisco, CA 94133                                     Phoenix-Seneca Funds. President, Chief Executive and Investment
                                                            Officer, Seneca Capital Management LLC (1996-present). Chief
                                                            Investment Officer and managing general partner (1989-present),
                                                            GMG/Seneca Capital Management, L.P. Senior Vice President, The Phoenix
                                                            Edge Series Fund (1998-present), Phoenix Multi-Portfolio Fund
                                                            (1998-present) and Phoenix Duff & Phelps Institutional Mutual Funds
                                                            (1999-present).


                                     POSITIONS HELD                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------

Robert S. Dreissen (52)              Vice President and     Vice President and Compliance Officer, Phoenix Investment Partners,
                                     Assistant Secretary    Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
                                                            (1999-present). Vice President, Phoenix Funds, Phoenix-Aberdeen
                                                            Series Fund, Phoenix Duff & Phelps Institutional Mutual Funds
                                                            (1999-present) and Phoenix-Seneca Funds (2000-present). Compliance
                                                            Officer (2000-present) and Associate Compliance Officer (1999), PXP
                                                            Securities Corporation. Vice President, Risk Management Liaison, Bank
                                                            of America (1996-1999). Vice President, Securities Compliance, The
                                                            Prudential Insurance Company of America (1993-1996). Branch
                                                            Chief/Financial Analyst, Securities and Exchange Commission, Division
                                                            of Investment Management (1972-1993).


Ronald K. Jacks (35)                 Vice President         Managing Director, Equities, Phoenix Investment Counsel, Inc.
909 Montgomery St.                                          (1998-present). Secretary (1996-present) and Trustee (1996-1997),
San Francisco, CA 94133                                     Phoenix-Seneca Funds. Portfolio Manager, Seneca Capital Management
                                                            LLC (1996-present). Portfolio Manager, GMG/Seneca Capital Management,
                                                            L.P. (1990-present). Vice President, The Phoenix Edge Series Fund
                                                            (1998-present), Phoenix Multi-Portfolio Fund (1998-present) and
                                                            Phoenix Duff & Phelps Institutional Mutual Funds (1999-present).

Richard D. Little (51)               Vice President         Managing Director, Equities, Phoenix Investment Counsel, Inc.
909 Montgomery St.                                          (1998-present). Vice President, Phoenix-Seneca Funds (1996-present).
San Francisco, CA 94133                                     General Partner and Director of Equities, GMG/Seneca Capital
                                                            Management, L.P. (1989-present). Director of Equities, Seneca Capital
                                                            Management LLC (1996-present). Vice President, The Phoenix Edge
                                                            Series Fund (1998-present), Phoenix Multi-Portfolio Fund
                                                            (1998-present) and Phoenix Duff & Phelps Institutional Mutual Funds
                                                            (1999-present).

James E. Mair (58)                   Vice President         Executive Vice President (1994-present), Senior Vice President
600 Rosemead Blvd.                                          (1983-1994), Roger Engemann & Associates, Inc. Director
Pasadena, CA 91107-2138                                     (1990-present), Executive Vice President (1994-present), Senior Vice
                                                            President (1990-1994), Pasadena Capital Corporation. Director,
                                                            Pasadena National Trust (1989-present). Executive Vice President
                                                            (1994-present), Security Analyst (1983-1994), Roger Engemann
                                                            Management Co., Inc. Managing Director, Equities, Phoenix Investment
                                                            Counsel, Inc. (1998-present). Vice President, The Phoenix Edge Series
                                                            Fund and Phoenix Series Fund (1998-present).


William R. Moyer (55)                Vice                   Executive Vice President and Chief Financial Officer (1999-present),
100 Bright Meadow Blvd.              President              Senior Vice President and Chief Financial Officer (1995-1999),
P.O. Box 2200                                               Phoenix Investment Partners, Ltd. (1995-present). Senior Vice
Enfield, CT 06083-2200                                      President (1990-present), Chief Financial Officer (1996-present),
                                                            Finance (until 1996), and Treasurer (1998-present and 1994-1996),
                                                            Phoenix Equity Planning Corporation. Director (1998-present), Senior
                                                            Vice President (1990-present), Chief Financial Officer (1996-present)
                                                            and Treasurer (1994-present), Phoenix Investment Counsel, Inc.
                                                            Treasurer (1999-present), Vice President and Chief Financial Officer,
                                                            Duff & Phelps Investment Management Co. (1996-1999). Vice President,
                                                            Phoenix Funds (1990-present), Phoenix Duff & Phelps Institutional
                                                            Mutual Funds (1996-present) and Phoenix Aberdeen Series Fund
                                                            (1996-present). Executive Vice President, Phoenix-Seneca Funds
                                                            (2000-present). Vice President, Investment Products Finance, Phoenix
                                                            Home Life Mutual Insurance Company (1990-1995). Senior Vice
                                                            President, Chief Financial Officer, W.S. Griffith & Co., Inc.
                                                            (1992-1995) and Townsend Financial Advisers, Inc. (1993-1995).



                                     POSITIONS HELD                                PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------

John S. Tilson (56)                  Vice President         Executive Vice President (1994-present), Senior Vice President
600 Rosemead Blvd.                                          (1983-1994), Roger Engemann & Associates, Inc. Director (1990-present),
Pasadena, CA 91107-2138                                     Executive Vice President (1994-present), Senior Vice President
                                                            (1990-1994), Pasadena Capital Corporation. Chief Financial Officer and
                                                            Secretary, Phoenix-Engemann Funds (1988-present). Executive Vice
                                                            President (1994-present), Security Analyst (1983-1994), Roger Engemann
                                                            Management Co., Inc. Managing Director, Equities, Phoenix Investment
                                                            Counsel, Inc. (1998-present). Vice President, The Phoenix Edge Series
                                                            Fund and Phoenix Series Fund (1998-present).


G. Jeffrey Bohne (52)                Secretary              Vice President and General Manager, Phoenix Home Life Mutual Insurance
101 Munson Street                                           Co. (1993-present). Vice President, Transfer Agent Operations
Greenfield, MA 01301                                        (1993-1996), Senior Vice President (1999-present), Vice President
                                                            (1996-1999), Mutual Fund Customer Service, Phoenix Equity Planning
                                                            Corporation. Secretary/Clerk, Phoenix Funds (1993-present), Phoenix
                                                            Duff & Phelps Institutional Mutual Funds (1996-present),
                                                            Phoenix-Aberdeen Series Fund (1996-present) and Phoenix-Seneca Funds
                                                            (2000-present). Vice President, Home Life of New York Insurance
                                                            Company (1984-1992).

Nancy G. Curtiss (47)               Treasurer               Treasurer, Phoenix Funds (1994-present), Phoenix Duff & Phelps
                                                            Institutional Mutual Funds (1996-present), Phoenix-Aberdeen Series
                                                            Fund (1996-present) and Phoenix-Seneca Funds (2000-present). Vice
                                                            President, Fund Accounting (1994-2000) and Treasurer (1996-2000),
                                                            Phoenix Equity Planning Corporation. Second Vice President and
                                                            Treasurer, Fund Accounting, Phoenix Home Life Mutual Insurance Company
                                                            (1994-1995). Various positions with Phoenix Home Life Insurance
                                                            Company (1987-1994).


  *Indicates that the Trustee is an "interested person" of the Trust within the meaning of the definition set forth in Section 2(a)(19) of the Investment Company Act of 1940.


  For services rendered to the Trust for the fiscal year ended April 30, 2000, the Trustees received aggregate remuneration of $44,963. For services on the Boards of Directors/Trustees of the Phoenix Funds, each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $40,000 and a fee of $2,500 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and a fee of $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives a retainer at the annual rate of $1,000 and a fee of $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Fund receives a retainer at the annual rate of $2,000 and $2,000 per joint Executive Committee meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Costs are allocated equally to each of the Series and Funds within the Fund complex. The foregoing fees do not include the reimbursement of expenses incurred in connection with meeting attendance. Officers and employees of the Advisers who are interested persons are compensated by the Adviser and receive no compensation from the Trust.

  For the Trust's last fiscal year, the Trustees received the following compensation:



                                                                                                                  TOTAL
                                                                                                             COMPENSATION
                                                           PENSION OR                                       FROM TRUST AND
                                   AGGREGATE           RETIREMENT BENEFITS            ESTIMATED              FUND COMPLEX
                                  COMPENSATION           ACCRUED AS PART          ANNUAL BENEFITS             (37 FUNDS)
NAME                               FROM TRUST           OF TRUST EXPENSES          UPON RETIREMENT         PAID TO TRUSTEES
----                               ----------           -----------------          ---------------         ------------------

Robert Chesek                        $4,350                                                                     $60,000
E. Virgil Conway+                    $5,360                                                                     $75,250
Harry Dalzell-Payne+                 $5,010                                                                     $89,250
Francis E. Jeffries                  $4,175*                                                                    $58,000
Leroy Keith, Jr.                     $4,350                   None                     None                     $60,500
Philip R. McLoughlin+                $    0                 for any                   for any                   $     0
Everett L. Morris+                   $3,785*                 Trustee                  Trustee                   $51,500
James M. Oates+                      $4,560                                                                     $64,250
Herbert Roth, Jr. +                  $3,598                                                                     $48,500
Richard E. Segerson                  $4,975*                                                                    $69,000
Lowell Weicker, Jr.                  $4,800                                                                     $65,750

*This compensation (and the earnings thereon) will be deferred pursuant to the Directors' Deferred Compensation Plan. At June 30, 2000, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for Messrs. Jeffries, Morris, Roth and Segerson was $472,348.25, $197,344.74, $177,329.63 and $115,043.51,
respectively. At present, by agreement among the Trust, the Distributor and the electing director, director fees that are deferred are paid by the Trust to the Distributor. The liability for the deferred compensation obligation appears only as a liability of the Distributor.

+Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.


  On August 2, 2000, the Trustees and officers of the Fund beneficially owned less than 1% of the outstanding shares of the Trust.



PRINCIPAL SHAREHOLDERS

  The following table sets forth information as of August 2, 2000 with respect to each person who owns of record or is known by the Trust to own of record or beneficially owns 5% or more of any Class of the Trust's equity securities.


NAME OF SHAREHOLDER                                   FUND AND CLASS               NUMBER OF SHARES        PERCENT OF CLASS
-------------------                                   --------------               ----------------        -----------------

Merrill Lynch Pierce Fenner & Smith                   Small Cap Class B                547,693.026              11.32%
For the Sole Benefit of its Customers                 Growth Fund Class B               91,035.662              11.91%
Attn: Fund Administration                             Growth Fund Class C               49,993.415               8.87%
4800 Deer Lake Dr. E. 3rd Fl                          Strategic Theme Class B          570,411.676               7.81%
Jacksonville, FL 32246-6484

Judy C. Swanson TTEE                                  Growth Fund Class X              151,495.018               8.43%
Robert A. Swanson Charitable
Remainder Trust
C/O K&E Management Ltd.
400 S. El Camino Real Ste. 1289
San Mateo, CA 94402-1704

Charles Schwab & Co. Inc.                             Growth Fund Class X              118,179.953               6.58%
Reinvestment Account
Attn:  Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Judy C. Swanson TTEE                                  Growth Fund Class X               96,555.236               5.38%
Robert & Judy Swanson 1993
Annuity Trust
C/O K&E Management Ltd.
400 S. El Camino Real Ste. 1289
San Mateo, CA 94402-1704


                             ADDITIONAL INFORMATION
CAPITAL STOCK
  The Trust was originally organized under Massachusetts law in 1986 as a business trust. On August 29, 1986, the Trust purchased all of the assets and assumed all of the liabilities of the Stock Series of National Securities Funds. National Securities Funds, as such, had been in existence since 1940. The Trust continued the business of the Stock Series under the name "National Stock Fund." The Trustees subsequently voted to change the name of the Trust to "Phoenix Equity Opportunities Fund" to reflect the purchase of the Adviser by Phoenix Home Life and the affiliation with other Phoenix Funds. On May 24, 1995, the Trustees again changed the name of the Trust to "Phoenix Strategic Equity Series Fund." Prior to May 12, 2000, the Growth Fund was known as Phoenix-Seneca Equity Opportunities Fund, and from August 27, 1999 to May 12, 2000, it was known as Phoenix Equity Opportunities Fund. Prior to August 27, 1999, the Small Cap Fund was known as the Phoenix Small Cap Fund and the Strategic Theme Fund was known as Phoenix Strategic Theme Fund. The fund was reorganized as a Delaware business trust in August 2000.

  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or Class is required. The Trust does not hold regular meetings of shareholders. The Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

  Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

  Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

FINANCIAL STATEMENTS

  The Financial Statements for the Small Cap Fund and Theme Fund for the fiscal year ended April 30, 2000 appearing in the Trust's 2000 Annual Report to Shareholders are incorporated herein by reference. The Financial Statements for the Growth Fund for the seven-month period ended April 30, 2000 appearing in the Phoenix-Seneca Growth Funds' 2000 Annual Report to Shareholders are incorporated herein by reference.


REPORTS TO SHAREHOLDERS
  The fiscal year of the Trust ends on April 30th. The Trust will send financial statements to its shareholders at least semi-annually. An annual report, containing financial statements, audited by independent accountants, will be sent to shareholders each year, and is available without charge upon request.

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, serves as independent accountants for the Trust (the "Accountants"). The Accountants audit the annual financial statements and express their opinion on them.

CUSTODIAN AND TRANSFER AGENT
  State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston,
MA 02101, serves as custodian of the Trust's assets (the "Custodian") and Equity Planning acts as Transfer Agent for the Trust (the "Transfer Agent"). As compensation, Equity Planning receives a fee equivalent to $17.95 for each designated shareholder account plus out-of-pocket expenses. Transfer Agent fees are also utilized to offset costs and fees paid to subtransfer agents employed by Equity Planning. State Street serves as a subtransfer agent pursuant to a Subtransfer Agency Agreement.

Phoenix-Engemann Small Cap Fund

                         INVESTMENTS AT APRIL 30, 2000

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--94.6%
AIR FREIGHT--1.2%
Expeditors International of Washington,
Inc.....................................        90,000  $  3,847,500

BIOTECHNOLOGY--3.1%
Aviron(b)...............................        65,000     1,564,062
Cor Therapeutics, Inc.(b)...............        51,000     3,885,562
Coulter Pharmaceutical, Inc.(b).........        30,000       547,500
Gene Logic, Inc.(b).....................        24,000       645,000
Pharmacyclics, Inc.(b)..................        30,000     1,361,250
Progenics Pharmaceuticals, Inc.(b)......        45,000     2,070,000
                                                        ------------
                                                          10,073,374
                                                        ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--0.3%
Spanish Broadcasting System, Inc. Class
A(b)....................................        45,000       840,937

COMMUNICATIONS EQUIPMENT--1.3%
Audiovox Corp. Class A(b)...............        45,600     1,564,650
Metawave Communications Corp.(b)........        66,250       877,812
Ulticom, Inc.(b)........................        52,000     1,716,000
                                                        ------------
                                                           4,158,462
                                                        ------------

COMPUTERS (SOFTWARE & SERVICES)--21.2%
Agile Software Corp.(b).................        40,000     1,482,500
Aspsecure.com Corp.(b)(c)...............       180,000       585,000
BEA Systems, Inc.(b)....................       320,000    15,440,000
Bluestone Software, Inc.(b).............       111,000     2,337,937
C-bridge Internet Solutions, Inc.(b)....        50,000     1,325,000
Commerce One, Inc.(b)...................       105,000     6,411,562

                                               SHARES      VALUE
                                              --------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
E.piphany, Inc.(b)......................        12,500  $    825,781
Extensity, Inc.(b)......................        70,500       863,625
HNC Software, Inc.(b)...................        20,000       990,000
Integrated Information Systems,
Inc.(b).................................        79,000       538,187
Interwoven, Inc.(b).....................        30,000     2,077,500
Keynote Systems, Inc.(b)................        73,000     3,275,875
LivePerson, Inc.(b).....................       208,000     1,300,000
Luminant Worldwide Corp.(b).............       100,000       868,750
MatrixOne, Inc.(b)......................        26,950       889,350
NYFIX, Inc.(b)..........................       170,000     4,579,375
New Era of Networks, Inc.(b)............        50,000     1,568,750
PC-Tel, Inc.(b).........................        26,000       871,000
Peregrine Systems, Inc.(b)..............       270,000     6,496,875
Predictive Systems, Inc.(b).............        41,300     1,946,262
Prime Response, Inc.(b).................        48,200       313,300
Primus Knowledge Solutions..............        64,000     2,380,000
PurchasePro.com, Inc.(b)................        50,500     1,515,000
Sapient Corp.(b)........................        50,000     3,959,375
Selectica, Inc.(b)......................           850        32,300
Silverstream Software, Inc.(b)..........        21,000       829,500
Software Technologies Corp.(b)..........       150,000     2,681,250
Versata, Inc.(b)........................        31,950       970,481
Websense, Inc.(b).......................        52,000     1,690,000
                                                        ------------
                                                          69,044,535
                                                        ------------

CONSUMER FINANCE--2.9%
Metris Companies, Inc...................       230,000     8,625,000

6                      See Notes to Financial Statements

Phoenix-Engemann Small Cap Fund

                                               SHARES      VALUE
                                              --------  ------------
CONSUMER FINANCE--CONTINUED
NextCard, Inc.(b).......................        71,000  $    749,938
                                                        ------------
                                                           9,374,938
                                                        ------------

ELECTRICAL EQUIPMENT--6.5%
Advanced Energy Industries, Inc.(b).....       160,000    11,040,000
Flextronics International Ltd.(b).......       115,000     8,078,750
Viasystems Group, Inc.(b)...............       121,000     1,928,438
                                                        ------------
                                                          21,047,188
                                                        ------------

ELECTRONICS (INSTRUMENTATION)--3.5%
Aclara Biosciences, Inc.(b).............        13,000       495,625
Caliper Technologies Corp.(b)...........        15,000       562,500
Meade Instruments Corp.(b)..............        85,000     6,215,625
Rudolph Technologies, Inc.(b)...........       140,000     4,252,500
                                                        ------------
                                                          11,526,250
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--20.4%
Anadigics, Inc.(b)......................        63,500     4,778,375
Applied Micro Circuits Corp.(b).........       150,000    19,331,250
Conexant Systems, Inc.(b)...............        90,000     5,388,750
Intersil Holding Corp.(b)...............        67,500     2,362,500
Micrel, Inc.(b).........................       120,000    10,380,000
NETsilicon, Inc.(b).....................       150,000     2,615,625
Quantam Effect Devices, Inc.(b).........        27,100     1,578,575
Quicklogic Corp.(b).....................       102,000     2,996,250
SDL, Inc.(b)............................        30,000     5,850,000
Silcon Storage Technology, Inc.(b)......        52,000     5,070,000
TriQuint Semiconductor, Inc.(b).........        60,000     6,168,750
                                                        ------------
                                                          66,520,075
                                                        ------------

ENGINEERING & CONSTRUCTION--0.6%
SBA Communications Corp.(b).............        48,000     1,950,000
EQUIPMENT (SEMICONDUCTORS)--2.7%
Cymer, Inc.(b)..........................        91,000     3,554,688
Mattson Technology, Inc.(b).............        27,000     1,326,375
PRI Automation, Inc.(b).................        50,000     3,993,750
                                                        ------------
                                                           8,874,813
                                                        ------------
FINANCIAL (DIVERSIFIED)--2.2%
Federal Agricultural Mortgage Corp.
Class C(b)..............................       176,000     2,640,000
Pinnacle Holdings, Inc. (b).............        80,000     4,495,000
                                                        ------------
                                                           7,135,000
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.4%
Emisphere Technologies, Inc.(b).........        15,900  $    652,645
Inhale Therapeutic Systems, Inc.(b).....        40,000     2,475,000
Tanox, Inc.(b)..........................        39,000     1,140,750
ViroPharma, Inc.(b).....................         9,000       136,125
                                                        ------------
                                                           4,404,520
                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.4%
MiniMed, Inc. (b).......................        36,000     4,425,750

HEALTH CARE (SPECIALIZED SERVICES)--0.7%
Omnicare, Inc...........................       145,000     2,202,188

INVESTMENT MANAGEMENT--1.5%
Gabelli Asset Management, Inc. Class
A(b)....................................       241,500     4,799,813

RAILROADS--3.0%
Kansas City Southern Industries, Inc....       135,000     9,703,125

RESTAURANTS--1.6%
Cheesecake Factory, Inc. (The)(b).......       130,000     5,321,875

RETAIL (BUILDING SUPPLIES)--0.5%
Fastenal Co.............................        28,000     1,636,250

RETAIL (DISCOUNTERS)--1.8%
99 Cents Only Stores(b).................       160,000     6,020,000

RETAIL (FOOD CHAINS)--2.0%
Smart & Final, Inc.(b)..................       303,832     2,411,667
Whole Foods Market, Inc.(b).............        95,000     4,043,438
                                                        ------------
                                                           6,455,105
                                                        ------------

RETAIL (SPECIALTY)--3.7%
Cost Plus, Inc.(b)......................       270,000     8,251,875
Williams-Sonoma, Inc.(b)................       112,000     3,878,000
                                                        ------------
                                                          12,129,875
                                                        ------------

RETAIL (SPECIALTY-APPAREL)--1.0%
Children's Place Retail Stores, Inc.
(The)(b)................................       148,000     3,293,000

SERVICES (ADVERTISING/MARKETING)--0.8%
MyPoints.com, Inc.(b)...................        20,000       350,000
Women.com Networks, Inc.(b).............       455,930     2,279,650
                                                        ------------
                                                           2,629,650
                                                        ------------

SERVICES (COMMERCIAL & CONSUMER)--6.3%
Corporate Executive Board Co.
(The)(b)................................       100,000     5,875,000
Diamond Technology Partners, Inc. (b)...        26,500     2,096,813
MIPS Technologies, Inc. Class A(b)......        90,000     2,598,750

                       See Notes to Financial Statements                       7

Phoenix-Engemann Small Cap Fund

                                               SHARES      VALUE
                                              --------  ------------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
NCO Group, Inc.(b)......................        92,000  $  3,162,500
Pinnacle Oil International, Inc.(b).....       127,000     3,683,000
Universal Access, Inc.(b)...............        66,300     1,359,150
Vicinity Corp.(b).......................        57,500       682,813
i3 Mobile, Inc.(b)......................        52,000       975,000
                                                        ------------
                                                          20,433,026
                                                        ------------

SERVICES (COMPUTER SYSTEMS)--0.7%
eMachines, Inc.(b)......................       260,000     2,226,250

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.5%
Dobson Communications Corp. Class
A(b)....................................        69,000     1,768,125

TELECOMMUNICATIONS (LONG DISTANCE)--1.8%
Network Plus Corp.(b)...................       121,000     2,299,000
WinStar Communications, Inc.(b).........        90,000     3,588,750
                                                        ------------
                                                           5,887,750
                                                        ------------
- --------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $202,391,047)                           307,729,374
- --------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.9%

COMMUNICATIONS EQUIPMENT--0.8%
Research in Motion Ltd. (Canada)(b).....        60,000     2,550,000
COMPUTERS (SOFTWARE & SERVICES)--0.2%
BreezeCom Ltd. (Israel)(b)..............        26,000       715,000

INSURANCE (LIFE/HEALTH)--1.3%
London Pacific Group Ltd. Sponsored ADR
(United Kingdom)(b).....................       322,800     4,075,350

                                               SHARES      VALUE
                                              --------  ------------

OIL & GAS (EXPLORATION & PRODUCTION)--1.6%
Encal Energy Ltd. (Canada)(b)...........       968,800  $  5,230,890
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,716,734)                              12,571,240
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.5%
(IDENTIFIED COST $210,107,781)                           320,300,614
- --------------------------------------------------------------------

                                  STANDARD
                                  & POOR'S     PAR
                                   RATING     VALUE
                                (Unaudited)   (000)
                                ------------  ------
SHORT-TERM OBLIGATIONS--2.0%

COMMERCIAL PAPER--2.0%
Lexington Parker Capital Co.
LLC 6.06%, 5/1/00.............      A-1+      $6,680     6,680,000
- ------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,680,000)                             6,680,000
- ------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $216,787,781)                        326,980,614(a)
Cash and receivables, less liabilities--(0.5%)         (1,652,552)
                                                     ------------
NET ASSETS--100.0%                                   $325,328,062
                                                     ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $137,116,626 and gross depreciation of $28,069,841 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $217,933,829.
(b)  Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

8                      See Notes to Financial Statements

Phoenix-Engemann Small Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000

ASSETS
Investment securities at value
  (Identified cost $216,787,781)                              $  326,980,614
Cash                                                                   4,361
Receivables
  Investment securities sold                                       1,981,641
  Fund shares sold                                                   384,871
  Dividends                                                           46,483
Prepaid expenses                                                       3,171
                                                              --------------
    Total assets                                                 329,401,141
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  2,772,658
  Fund shares repurchased                                            702,439
  Investment advisory fee                                            197,826
  Distribution fee                                                   151,148
  Transfer agent fee                                                 101,788
  Financial agent fee                                                 26,596
  Trustees' fee                                                       12,559
Accrued expenses                                                     108,065
                                                              --------------
    Total liabilities                                              4,073,079
                                                              --------------
NET ASSETS                                                    $  325,328,062
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  146,218,135
Accumulated net realized gain                                     68,917,094
Net unrealized appreciation                                      110,192,833
                                                              --------------
NET ASSETS                                                    $  325,328,062
                                                              ==============
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $185,532,582)                                        6,324,215
Net asset value per share                                             $29.34
Offering price per share $29.34/(1-5.75%)                             $31.13
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $139,795,480)                                        4,950,241
Net asset value and offering price per share                          $28.24

                            STATEMENT OF OPERATIONS
                           YEAR ENDED APRIL 30, 2000

INVESTMENT INCOME
Interest                                                      $      329,178
Dividends                                                            118,311
                                                              --------------
    Total investment income                                          447,489
                                                              --------------
EXPENSES
Investment advisory fee                                            2,089,096
Distribution fee, Class A                                            401,625
Distribution fee, Class B                                          1,178,959
Financial agent                                                      242,575
Transfer agent                                                       608,840
Printing                                                              72,809
Custodian                                                             29,754
Professional                                                          28,617
Trustees                                                              24,632
Registration                                                          20,463
Miscellaneous                                                         33,116
                                                              --------------
    Total expenses                                                 4,730,486
    Custodian fees paid indirectly                                    (3,597)
                                                              --------------
    Net expenses                                                   4,726,889
                                                              --------------
NET INVESTMENT LOSS                                               (4,279,400)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   98,505,362
Net realized gain on foreign currency transactions                       668
Net change in unrealized appreciation (depreciation) on
  investments                                                     75,397,017
                                                              --------------
NET GAIN ON INVESTMENTS                                          173,903,047
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  169,623,647
                                                              ==============

                       See Notes to Financial Statements                       9

Phoenix-Engemann Small Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Year Ended     Year Ended
                                             4/30/00       4/30/99
                                          -------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  (4,279,400) $ (3,189,899)
  Net realized gain (loss)                   98,506,030   (24,983,780)
  Net change in unrealized appreciation
    (depreciation)                           75,397,017     6,208,917
                                          -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               169,623,647   (21,964,762)
                                          -------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                        --    (5,773,229)
  Net realized gains, Class B                        --    (4,219,826)
                                          -------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                    --    (9,993,055)
                                          -------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (25,110,060 and 18,013,110 shares,
    respectively)                           524,113,700   273,064,204
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 360,829 shares, respectively)             --     5,383,573
  Cost of shares repurchased (26,495,134
    and 22,385,155 shares, respectively)   (561,376,449) (343,459,404)
                                          -------------  ------------
Total                                       (37,262,749)  (65,011,627)
                                          -------------  ------------
CLASS B
  Proceeds from sales of shares
    (1,120,897 and 987,925 shares,
    respectively)                            25,694,560    14,507,598
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 243,730 shares, respectively)             --     3,536,528
  Cost of shares repurchased (2,025,437
    and 4,075,435 shares, respectively)     (43,389,442)  (61,757,518)
                                          -------------  ------------
Total                                       (17,694,882)  (43,713,392)
                                          -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (54,957,631) (108,725,019)
                                          -------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     114,666,016  (140,682,836)
NET ASSETS
  Beginning of period                       210,662,046   351,344,882
                                          -------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $0 AND $0, RESPECTIVELY]              $ 325,328,062  $210,662,046
                                          =============  ============

10                     See Notes to Financial Statements

Phoenix-Engemann Small Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                                  ---------------------------------------------------------------
                                                                                                         FROM
                                                                YEAR ENDED APRIL 30                    INCEPTION
                                                  -----------------------------------------------     10/16/95 TO
                                                      2000         1999         1998         1997       4/30/96
Net asset value, beginning of period              $  15.74     $  17.37     $  14.13     $  16.74       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       (0.31)       (0.14)(5)    (0.08)(5)    (0.05)(5)     (0.04)(1)(5)
  Net realized and unrealized gain (loss)            13.91        (0.88)        6.80        (2.53)         6.79
                                                  --------     --------     --------     --------       -------
      TOTAL FROM INVESTMENT OPERATIONS               13.60        (1.02)        6.72        (2.58)         6.75
                                                  --------     --------     --------     --------       -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                     --        (0.61)       (3.48)       (0.02)           --
  In excess of net investment income                    --           --           --           --         (0.01)
  In excess of net realized gains                       --           --           --        (0.01)           --
                                                  --------     --------     --------     --------       -------
      TOTAL DISTRIBUTIONS                               --        (0.61)       (3.48)       (0.03)        (0.01)
                                                  --------     --------     --------     --------       -------
Change in net asset value                            13.60        (1.63)        3.24        (2.61)         6.74
                                                  --------     --------     --------     --------       -------
NET ASSET VALUE, END OF PERIOD                    $  29.34     $  15.74     $  17.37     $  14.13       $ 16.74
                                                  ========     ========     ========     ========       =======
Total return(2)                                     86.40%       (5.66)%      52.33 %     (15.43)%        67.48 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $185,533     $121,313     $203,560     $155,089       $98,372

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.38 %(6)    1.46 %(6)    1.31 %       1.37 %         1.50 %(3)
  Net investment income (loss)                      (1.22)%      (0.95)%      (0.48)%      (0.28)%        (0.53)%(3)
Portfolio turnover                                    113 %        276%         498%         325%           103 %(4)

                                                                             CLASS B
                                                  -------------------------------------------------------------
                                                                                                       FROM
                                                               YEAR ENDED APRIL 30                   INCEPTION
                                                  ---------------------------------------------     10/16/95 TO
                                                      2000        1999         1998        1997       4/30/96
Net asset value, beginning of period              $  15.26     $ 16.99     $  13.98     $ 16.68       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       (0.47)      (0.25)(5)    (0.21)(5)   (0.17)(5)     (0.09)(1)(5)
  Net realized and unrealized gain (loss)            13.45       (0.87)        6.70       (2.50)         6.77
                                                  --------     -------     --------     -------       -------
      TOTAL FROM INVESTMENT OPERATIONS               12.98       (1.12)        6.49       (2.67)         6.68
                                                  --------     -------     --------     -------       -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                     --       (0.61)       (3.48)      (0.02)           --
  In excess of net realized gains                       --          --           --       (0.01)           --
                                                  --------     -------     --------     -------       -------
      TOTAL DISTRIBUTIONS                               --       (0.61)       (3.48)      (0.03)           --
                                                  --------     -------     --------     -------       -------
Change in net asset value                            12.98       (1.73)        3.01       (2.70)         6.68
                                                  --------     -------     --------     -------       -------
NET ASSET VALUE, END OF PERIOD                    $  28.24     $ 15.26     $  16.99     $ 13.98       $ 16.68
                                                  ========     =======     ========     =======       =======
Total return(2)                                     85.06%      (6.39)%      51.16 %    (16.03)%        66.80 %(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $139,795     $89,349     $147,785     $97,647       $45,168

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 2.13 %(6)   2.21 %(6)    2.06 %      2.12 %         2.26 %(3)
  Net investment income (loss)                      (1.97)%     (1.70)%      (1.22)%     (1.03)%        (1.44)%(3)
Portfolio turnover                                    113 %       276 %        498 %       325 %          103 %(4)

(1) Includes reimbursement of operating expenses by investment advisor of $0.02 and $0.02, respectively.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized
(4)  Not annualized
(5)  Computed using average shares outstanding.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                      11

Phoenix-Seneca Strategic Theme Fund

                         INVESTMENTS AT APRIL 30, 2000

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--90.5%
BIOTECHNOLOGY--3.6%
MedImmune, Inc.(b)......................       178,130  $ 28,489,667

BROADCASTING (TELEVISION, RADIO & CABLE)--6.2%
AMFM, Inc.(b)...........................       120,510     7,998,851
EchoStar Communications Corp.(b)........       642,400    40,912,850
                                                        ------------
                                                          48,911,701
                                                        ------------
COMMUNICATIONS EQUIPMENT--6.8%
General Motors Corp. Class H(b).........       233,500    22,488,969
Metricom, Inc.(b).......................       157,670     4,424,614
Motorola, Inc...........................       218,960    26,069,925
                                                        ------------
                                                          52,983,508
                                                        ------------
COMPUTERS (HARDWARE)--10.5%
Alteon Websystems, Inc.(b)..............       188,220    12,798,960
Copper Mountain Networks, Inc.(b).......       221,670    18,481,736
Extreme Networks, Inc.(b)...............       334,660    19,284,782
Sun Microsystems, Inc.(b)...............       346,010    31,811,294
                                                        ------------
                                                          82,376,772
                                                        ------------

COMPUTERS (SOFTWARE & SERVICES)--3.5%
Liberate Technologies, Inc.(b)..........       167,000     6,533,875
Mercury Interactive Corp.(b)............       205,000    18,450,000
Vignette Corp.(b).......................        53,730     2,589,114
                                                        ------------
                                                          27,572,989
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

ELECTRONICS (SEMICONDUCTORS)--14.9%
Analog Devices, Inc.(b).................       196,000  $ 15,055,250
Fairchild Semiconductor Corp. Class
A(b)....................................       760,900    36,142,750
Intel Corp..............................       266,540    33,800,604
LSI Logic Corp.(b)......................       500,770    31,298,125
                                                        ------------
                                                         116,296,729
                                                        ------------

EQUIPMENT (SEMICONDUCTORS)--15.4%
Applied Materials, Inc.(b)..............       356,650    36,311,428
KLA-Tencor Corp.(b).....................       376,440    28,185,945
Lam Research Corp.(b)...................       450,000    20,643,750
Teradyne, Inc.(b).......................       319,200    35,112,000
                                                        ------------
                                                         120,253,123
                                                        ------------

FINANCIAL (DIVERSIFIED)--2.6%
Citigroup, Inc..........................       142,650     8,478,759
Morgan Stanley Dean Witter & Co.........       150,600    11,558,550
                                                        ------------
                                                          20,037,309
                                                        ------------

INSURANCE (PROPERTY-CASUALTY)--2.4%
MGIC Investment Corp....................       399,240    19,088,663

MANUFACTURING (DIVERSIFIED)--4.4%
Corning, Inc............................       173,890    34,343,275

OIL & GAS (DRILLING & EQUIPMENT)--14.1%
Grant Prideco, Inc......................       387,970     7,468,423
Halliburton Co..........................       627,800    27,740,913
Nabors Industries, Inc.(b)..............       775,750    30,593,641

                       See Notes to Financial Statements                      23

Phoenix-Seneca Strategic Theme Fund

                                               SHARES      VALUE
                                              --------  ------------
OIL & GAS (DRILLING & EQUIPMENT)--CONTINUED
Rowan Companies, Inc.(b)................       890,000  $ 24,864,375
Weatherford International, Inc.(b)......       487,970    19,823,781
                                                        ------------
                                                         110,491,133
                                                        ------------

PAPER & FOREST PRODUCTS--0.6%
Smurfit-Stone Container Corp.(b)........       329,350     5,022,588

SERVICES (COMMERCIAL & CONSUMER)--1.1%
Crown Castle International Corp.(b).....       223,200     8,565,300

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--4.4%
Nextel Communications, Inc. Class
A(b)....................................       196,100    21,460,694
Nextel Partners, Inc. Class A(b)........        41,100       901,631
Sprint Corp. (PCS Group)(b).............       216,000    11,880,000
                                                        ------------
                                                          34,242,325
                                                        ------------
- --------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $523,601,425)                           708,675,082
- --------------------------------------------------------------------

FOREIGN COMMON STOCKS--8.7%
COMMUNICATIONS EQUIPMENT--8.7%
Nokia Oyj Sponsored ADR (Finland).......       651,600    37,059,750
Nortel Networks Corp. (Canada)..........       274,630    31,101,847
                                                        ------------
                                                          68,161,597
                                                        ------------
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $45,784,932)                             68,161,597
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.2%
(IDENTIFIED COST $569,386,357)                           776,836,679
- --------------------------------------------------------------------

                                  STANDARD
                                  & POOR'S      PAR
                                   RATING      VALUE
                                (Unaudited)    (000)      VALUE
                                ------------  -------  ------------
SHORT-TERM OBLIGATIONS--4.5%

COMMERCIAL PAPER--4.5%
Koch Industries, Inc. 6.04%,
5/1/00........................      A-1+      $16,710  $ 16,710,000
Marsh USA 6%, 5/8/00..........      A-1+        4,245     4,240,047
Schering Corp. 6%, 5/11/00....      A-1+        3,500     3,494,167

American Home Products Corp.
6.02%, 5/12/00................      A-1         4,765     4,756,235

Lexington Parker Capital Co.
LLC 6.08%, 5/15/00............      A-1         2,000     1,993,031

Special Purpose Accounts
Receivable Cooperative Corp.
6.05%, 5/17/00................      A-1         1,000       997,436

Associates Corporation of
North America 6.01%,
5/25/00.......................      A-1         3,500     3,485,977
                                                       ------------
                                                         35,676,893
                                                       ------------
- -------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $35,676,767)                            35,676,893
- -------------------------------------------------------------------

TOTAL INVESTMENTS--103.7%
(IDENTIFIED COST $605,063,124)                          812,513,572(a)
Cash and receivables, less liabilities--(3.7%)          (29,269,074)
                                                       ------------
NET ASSETS--100.0%                                     $783,244,498
                                                       ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $258,734,158 and gross depreciation of $53,908,947 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $607,688,361.
(b)  Non-income producing.

24                     See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000

ASSETS
Investment securities at value
  (Identified cost $605,063,124)                              $  812,513,572
Cash                                                                   2,396
Receivables
  Fund shares sold                                                   580,987
  Dividends and interest                                              22,824
Prepaid expenses                                                       6,573
                                                              --------------
    Total assets                                                 813,126,352
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                 27,766,813
  Fund shares repurchased                                          1,010,400
  Investment advisory fee                                            465,573
  Distribution fee                                                   251,502
  Transfer agent fee                                                 181,834
  Financial agent fee                                                 31,436
  Trustees' fee                                                       16,807
Accrued expenses                                                     157,489
                                                              --------------
    Total liabilities                                             29,881,854
                                                              --------------
NET ASSETS                                                    $  783,244,498
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  514,706,221
Accumulated net realized gain                                     61,087,829
Net unrealized appreciation                                      207,450,448
                                                              --------------
NET ASSETS                                                    $  783,244,498
                                                              ==============
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $620,919,028)                                       27,449,595
Net asset value per share                                             $22.62
Offering price per share $22.62/(1-5.75%)                             $24.00
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $157,169,172)                                        7,241,855
Net asset value per share and offering per share                      $21.70
CLASS C
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $5,156,298)                                            237,541
Net asset value per share and offering per share                      $21.71

                            STATEMENT OF OPERATIONS
                           YEAR ENDED APRIL 30, 2000

INVESTMENT INCOME
Dividends                                                     $    1,003,622
Interest                                                             684,800
Foreign taxes withheld                                               (23,652)
                                                              --------------
    Total investment income                                        1,664,770
                                                              --------------
EXPENSES
Investment advisory fee                                            2,319,786
Distribution fee, Class A                                            501,517
Distribution fee, Class B                                          1,066,872
Distribution fee, Class C                                             20,108
Financial agent fee                                                  234,601
Transfer agent fee                                                   486,982
Printing                                                              50,111
Registration                                                          37,381
Professional                                                          31,613
Trustees                                                              29,138
Custodian                                                             20,115
Miscellaneous                                                          9,051
                                                              --------------
    Total expenses                                                 4,807,275
    Custodian fees paid indirectly                                    (3,701)
                                                              --------------
    Net expenses                                                   4,803,574
                                                              --------------
NET INVESTMENT LOSS                                               (3,138,804)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   95,521,350
Net change in unrealized appreciation (depreciation) on
  investments                                                    (58,060,755)
                                                              --------------
NET GAIN ON INVESTMENTS                                           37,460,595
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   34,321,791
                                                              ==============

                       See Notes to Financial Statements                      25

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Year Ended    Year Ended
                                            4/30/00       4/30/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $ (3,138,804) $ (1,592,337)
  Net realized gain (loss)                  95,521,350    18,354,872
  Net change in unrealized appreciation
    (depreciation)                         (58,060,755)   38,225,117
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               34,321,791    54,987,652
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A              (26,637,803)   (6,923,924)
  Net realized gains, Class B              (20,732,140)   (5,772,230)
  Net realized gains, Class C                 (373,094)      (28,108)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (47,743,037)  (12,724,262)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (4,564,985 and 3,919,529 shares,
    respectively)                           93,227,507    64,808,215
  Net asset value of shares issued from
    Phoenix-Seneca Mid Cap Fund merger
    (19,654,306 and 0 shares,
    respectively) (See Note 6)             510,230,512            --
  Net asset value of shares issued from
    reinvestment of distributions
    (1,381,459 and 419,976 shares,
    respectively)                           25,705,072     6,560,032
  Cost of shares repurchased (4,070,380
    and 4,982,395 shares, respectively)    (83,306,119)  (76,814,571)
                                          ------------  ------------
Total                                      545,856,972    (5,446,324)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (985,214
    and 819,204 shares, respectively)       19,346,429    13,391,640
  Net asset value of shares issued from
    Phoenix-Seneca Mid Cap Fund merger
    (1,280,671 and 0 shares,
    respectively) (See Note 6)              31,929,692            --
  Net asset value of shares issued from
    reinvestment of distributions
    (1,071,260 and 329,762 shares,
    respectively)                           19,241,688     5,028,874
  Cost of shares repurchased (868,154
    and 1,286,009 shares, respectively)    (17,020,407)  (18,585,029)
                                          ------------  ------------
Total                                       53,497,402      (164,515)
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (196,187
    and 36,724 shares, respectively)         4,015,847       589,799
  Net asset value of shares issued from
    reinvestment of distributions
    (18,431 and 1,354 shares,
    respectively)                              332,457        20,648
  Cost of shares repurchased (15,485 and
    19,484 shares, respectively)              (287,819)     (266,095)
                                          ------------  ------------
Total                                        4,060,485       344,352
                                          ------------  ------------
CLASS M
  Cost of shares repurchased (0 and
    16,288 shares, respectively)                    --      (223,551)
                                          ------------  ------------
Total                                               --      (223,551)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     603,414,859    (5,490,038)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    589,993,613    36,773,352
NET ASSETS
  Beginning of period                      193,250,885   156,477,533
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $0 AND $0, RESPECTIVELY]              $783,244,498  $193,250,885
                                          ============  ============

26                     See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                                  ----------------------------------------------------------------
                                                                                                          FROM
                                                               YEAR ENDED APRIL 30                      INCEPTION
                                                  ---------------------------------------------        10/16/95 TO
                                                      2000         1999        1998        1997          4/30/96
Net asset value, beginning of period              $  18.22     $  13.70     $ 12.03     $ 12.37          $ 10.00
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)(5)                    (0.16)       (0.11)      (0.04)       0.06             0.00(1)
  Net realized and unrealized gain (loss)             8.69         6.03        4.03       (0.38)            2.39
                                                  --------     --------     -------     -------          -------
      TOTAL FROM INVESTMENT OPERATIONS                8.53         5.92        3.99       (0.32)            2.39
                                                  --------     --------     -------     -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                  --           --          --       (0.01)              --
  Dividends from net realized gains                  (4.13)       (1.40)      (2.29)         --               --
  In excess of net investment income                    --           --       (0.03)         --               --
  In excess of net realized gains                       --           --          --       (0.01)              --
  Tax return of capital                                 --           --          --          --            (0.02)
                                                  --------     --------     -------     -------          -------
      TOTAL DISTRIBUTIONS                            (4.13)       (1.40)      (2.32)      (0.02)           (0.02)
                                                  --------     --------     -------     -------          -------
Change in net asset value                             4.40         4.52        1.67       (0.34)            2.37
                                                  --------     --------     -------     -------          -------
NET ASSET VALUE, END OF PERIOD                    $  22.62     $  18.22     $ 13.70     $ 12.03          $ 12.37
                                                  ========     ========     =======     =======          =======
Total return(2)                                     53.26%       44.91%      36.22%      (2.57)%           23.89%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $620,919     $107,871     $89,884     $77,827          $33,393

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.29%(7)     1.38%(7)    1.33%       1.40%             1.40%(3)
  Net investment income (loss)                      (0.77)%      (0.72)%     (0.26)%      0.49%            (0.09)%(3)
Portfolio turnover                                    157%         205%        618%        532%              175%(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.04.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5)  Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                      27

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS B
                                                  ---------------------------------------------------------------
                                                                                                         FROM
                                                              YEAR ENDED APRIL 30                      INCEPTION
                                                  --------------------------------------------        10/16/95 TO
                                                      2000        1999        1998        1997          4/30/96
Net asset value, beginning of period              $  17.75     $ 13.46     $ 11.91     $ 12.33          $ 10.00
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)(5)                    (0.28)      (0.22)      (0.14)      (0.03)           (0.06)(1)
  Net realized and unrealized gain (loss)             8.36        5.91        3.98       (0.38)            2.40
                                                  --------     -------     -------     -------          -------
      TOTAL FROM INVESTMENT OPERATIONS                8.08        5.69        3.84(5)    (0.41)            2.34
                                                  --------     -------     -------     -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                  --          --          --          --               --
  Dividends from net realized gains                  (4.13)      (1.40)      (2.29)         --               --
  In excess of net investment income                    --          --          --          --               --
  In excess of net realized gains                       --          --          --       (0.01)              --
  Tax return of capital                                 --          --          --          --            (0.01)
                                                  --------     -------     -------     -------          -------
      TOTAL DISTRIBUTIONS                            (4.13)      (1.40)      (2.29)      (0.01)           (0.01)
                                                  --------     -------     -------     -------          -------
Change in net asset value                             3.95        4.29        1.55       (0.42)            2.33
                                                  --------     -------     -------     -------          -------
NET ASSET VALUE, END OF PERIOD                    $  21.70     $ 17.75     $ 13.46     $ 11.91          $ 12.33
                                                  ========     =======     =======     =======          =======
Total return(2)                                     52.03%      43.98%      35.18%      (3.31)%           23.41%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $157,169     $84,698     $66,107     $49,843          $11,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 2.04%(7)    2.13%(7)    2.08%       2.15%             2.16%(3)
  Net investment income (loss)                      (1.47)%     (1.48)%     (1.02)%     (0.23)%           (1.06)%(3)
Portfolio turnover                                    157%        205%        618%        532%              175%(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.04.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5)  Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

28                     See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 CLASS C
                                                  -------------------------------------
                                                                                FROM
                                                  YEAR ENDED APRIL 30        INCEPTION
                                                  -------------------        11/3/97 TO
                                                     2000        1999         4/30/98
Net asset value, beginning of period              $17.75      $13.47           $14.93
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)(4)                  (0.29)      (0.22)           (0.05)
  Net realized and unrealized gain (loss)           8.38        5.90             0.88
                                                  ------      ------           ------
      TOTAL FROM INVESTMENT OPERATIONS              8.09        5.68             0.83
                                                  ------      ------           ------
LESS DISTRIBUTIONS
  Dividends from net realized gains                (4.13)      (1.40)           (2.29)
                                                  ------      ------           ------
      TOTAL DISTRIBUTIONS                          (4.13)      (1.40)           (2.29)
                                                  ------      ------           ------
Change in net asset value                           3.96        4.28            (1.46)
                                                  ------      ------           ------
NET ASSET VALUE, END OF PERIOD                    $21.71      $17.75           $13.47
                                                  ======      ======           ======
Total return(1)                                    52.09%      43.87%            7.92%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $5,156        $682             $267

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                2.04%(6)    2.13%(6)         2.08%(2)
  Net investment income (loss)                     (1.53)%     (1.47)%          (0.87)%(2)
Portfolio turnover                                   157%        205%             618%(3)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                      29

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund has distinct investment objectives. The Small Cap Fund seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies which the adviser believes have long-term investment potential. The Growth Fund (formerly Equity Opportunities) seeks to achieve long-term growth of capital from investment in a diversified group of stocks or securities convertible into stocks. The Strategic Theme Fund seeks long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide.

  Each Fund offers both Class A and Class B shares. The Strategic Theme Fund also offers Class C shares. Class M shares have been closed. Effective April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 4.75% Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (CONTINUED)

G. OPTIONS:

  The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Trust may purchase options which are included in the Trust's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                      1st $1      $1-2       $2+
Fund                                 Billion    Billion    Billion
- ----                                 --------   --------   --------
Small Cap Fund.....................   0.75%      0.70%      0.65%
Growth Fund........................   0.70%      0.65%      0.60%
Strategic Theme Fund...............   0.75%      0.70%      0.65%

  Seneca Capital Management LLC ("Seneca") serves as subadviser to PIC for the Growth Fund and Strategic Theme Fund. For its services, Seneca is paid a fee by PIC ranging from 0.35% to 0.20% of the average daily net assets of the Equity Opportunities Fund. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect majority-owned subsidiary of PHL.

  Roger Engemann & Associates, Inc. ("REA") serves as subadviser to PIC for the Small Cap Fund. For its services, REA is paid a fee by the Adviser ranging from 0.375% to 0.20% of the average daily net assets of the Small Cap Fund. REA is a wholly owned subsidiary of Pasadena Capital Corporation which in turn is a wholly owned subsidiary of PXP.

  As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $71,696 for Class A shares and deferred sales charges of $479,045 for Class B shares and $1,947 for Class C shares, for the year ended April 30, 2000. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and, prior to closing, 0.50% for Class M shares applied to the average daily net assets of each Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Trust that of the total amount expensed for the year ended April 30, 2000, $2,074,317 was earned by the Distributor, $1,505,192 was earned by unaffiliated participants and $177,556 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended April 30, 2000, transfer agent fees were $1,359,659 of which PEPCO retained $558,243 which is net of the fees paid to State Street.

  At April 30, 2000, PHL and its affiliates held shares of the Trust as follows:

                                                      Aggregate
                                                      Net Asset
                                            Shares      Value
                                           --------   ---------
Growth Fund--Class A.....................      191    $  1,870
Growth Fund--Class B.....................   29,391     272,455

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities (excluding short-term securities and options) for the year ended April 30, 2000, aggregated the following:

                                    Purchases        Sales
                                   ------------   ------------
Small Cap Fund...................  $308,147,162   $371,665,784
Growth Fund......................   271,466,234    294,791,414
Strategic Theme Fund.............   524,816,230    483,186,391

  There were no purchases or sales of long-term U.S. Government securities.

4. CAPITAL LOSS CARRYOVERS

  For the fiscal year ended April 30, 2000, the Small Cap Fund had losses of $23,761,798 deferred in the prior year which were utilized in the current year.

5. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of each of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of April 30, 2000, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

                                          Undistributed   Accumulated
                                          net investment  net realized
                                              income      gain (loss)
                                          --------------  ------------
Small Cap Fund..........................    $4,279,400    $(4,279,400)
Growth Fund.............................       659,630       (659,630)
Strategic Theme Fund....................     3,138,804     (3,138,804)

6. OTHER

  On March 10, 2000, the Phoenix-Seneca Strategic Theme Fund ("Strategic Theme") acquired all of the net assets of the Phoenix-Seneca Mid Cap Fund ("Mid Cap") pursuant to an Agreement and Plan of Reorganization approved by Mid Cap shareholders on February 25, 2000. The acquisition was accomplished by a tax-free exchange of 19,654,306 Class A shares of Strategic Theme and 1,280,671 Class B shares of Strategic Theme (valued at $510,230,512 and $31,929,692, respectively) for 18,014,460 Class A shares of Mid Cap and 1,214,380 Class B shares of Mid Cap outstanding on March 10, 2000. Mid Cap's net assets at that date of $542,160,204, including $217,805,454 of unrealized appreciation or depreciation were combined with those of Strategic Theme. The aggregate net assets of Strategic Theme immediately after the merger were $902,270,416.

7. SUBSEQUENT EVENT

  On May 12, 2000, the Phoenix-Seneca Equity Opportunities Fund (the "Acquiring Fund") acquired the assets and liabilities of the Phoenix-Seneca Growth Fund (the "Acquired Fund") pursuant to a plan of reorganization approved by its shareholders on April 28, 2000. The acquisition was accomplished by a tax-free exchange of shares of the Acquiring Fund in an amount equal to the outstanding shares of the Acquired Fund. Effective May 12, 2000, the Acquiring Fund was renamed the Phoenix-Seneca Growth Fund. For financial reporting purposes the historical results of the Acquired Fund will survive.

TAX INFORMATION NOTICE (UNAUDITED)

  For the fiscal year ended April 30, 2000, the following funds distributed long-term capital gains dividends.

Growth Fund..............         $ 8,258,969
Strategic Theme Fund.....          18,808,485

This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS
[LOGO]

To the Trustees and Shareholders of
Phoenix Strategic Equity Series Fund

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Engemann Small Cap Fund, Phoenix-Seneca Growth Fund (formerly Phoenix-Seneca Equity Opportunities Fund), and Phoenix-Seneca Strategic Theme Fund (constituting separate series of the Phoenix Strategic Equity Series Fund, hereinafter referred to as the "Trust") at April 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
June 1, 2000

Phoenix-Seneca Growth Fund

                         INVESTMENTS AT APRIL 30, 2000

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--85.6%

ALUMINUM--2.3%
Alcoa, Inc..............................        38,770  $  2,515,204

BANKS (MAJOR REGIONAL)--2.8%
Mellon Financial Corp...................        94,420     3,033,242
BEVERAGES (NON-ALCOHOLIC)--2.3%
Coca-Cola Co. (The).....................        52,010     2,447,721

BROADCASTING (TELEVISION, RADIO & CABLE)--3.6%
AMFM, Inc.(b)...........................        58,890     3,908,824

CHEMICALS--2.0%
Dow Chemical Co. (The)..................        18,560     2,097,280

COMMUNICATIONS EQUIPMENT--7.7%
General Motors Corp. Class H(b).........        41,030     3,951,702
Metricom, Inc.(b).......................        12,490       350,501
Motorola, Inc...........................        32,830     3,908,822
                                                        ------------
                                                           8,211,025
                                                        ------------
COMPUTERS (HARDWARE)--3.0%
Sun Microsystems, Inc.(b)...............        34,850     3,204,022

COMPUTERS (NETWORKING)--3.0%
Cisco Systems, Inc.(b)..................        46,960     3,255,649

ELECTRICAL EQUIPMENT--4.3%
General Electric Co.....................        29,280     4,604,280

ELECTRONICS (SEMICONDUCTORS)--3.1%
Intel Corp..............................        26,510     3,361,799

ENTERTAINMENT--2.1%
Walt Disney Co. (The)...................        51,060     2,211,536
EQUIPMENT (SEMICONDUCTORS)--4.1%
Applied Materials, Inc.(b)..............        38,140     3,883,129
KLA-Tencor Corp.(b).....................         7,410       554,824
                                                        ------------
                                                           4,437,953
                                                        ------------

FINANCIAL (DIVERSIFIED)--8.1%
Citigroup, Inc..........................        74,400     4,422,150
Morgan Stanley Dean Witter & Co.........        55,740     4,278,045
                                                        ------------
                                                           8,700,195
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

HEALTH CARE (DIVERSIFIED)--2.5%
Johnson & Johnson.......................        32,620  $  2,691,150

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--5.9%
Merck & Co., Inc........................        56,240     3,908,680
Pfizer, Inc.............................        58,610     2,468,946
                                                        ------------
                                                           6,377,626
                                                        ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--2.1%
Columbia/HCA Healthcare Corp............        79,940     2,273,294

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.2%
Clorox Co. (The)........................        64,640     2,375,520

MANUFACTURING (DIVERSIFIED)--4.8%
Corning, Inc............................        26,150     5,164,625

NATURAL GAS--1.9%
El Paso Energy Corp.....................        48,250     2,050,625

OIL & GAS (DRILLING & EQUIPMENT)--5.2%
Diamond Offshore Drilling, Inc..........        26,240     1,057,800
Halliburton Co..........................       101,090     4,466,914
                                                        ------------
                                                           5,524,714
                                                        ------------

PAPER & FOREST PRODUCTS--2.3%
Champion International Corp.............        37,140     2,441,955

RETAIL (BUILDING SUPPLIES)--3.7%
Lowe's Companies, Inc...................        79,690     3,944,655

RETAIL (GENERAL MERCHANDISE)--3.2%
Wal-Mart Stores, Inc....................        61,600     3,411,100

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.4%
Nextel Communications, Inc. Class
A(b)....................................        32,920     3,602,682
- --------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $77,236,089)                             91,846,676
- --------------------------------------------------------------------

FOREIGN COMMON STOCKS--11.0%

COMMUNICATIONS EQUIPMENT--7.1%
Nokia Oyj Sponsored ADR (Finland).......        69,160     3,933,475
Nortel Networks Corp. (Canada)..........        33,110     3,749,707
                                                        ------------
                                                           7,683,182
                                                        ------------

                       See Notes to Financial Statements                       3

Phoenix-Seneca Growth Fund

                                               SHARES      VALUE
                                              --------  ------------
ELECTRONICS (SEMICONDUCTORS)--3.9%
STMicroelectronics N.V. (Netherlands)...        21,870  $  4,148,466
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,519,377)                              11,831,648
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.6%
(IDENTIFIED COST $82,755,466)                            103,678,324
- --------------------------------------------------------------------

                                       PAR
                                      VALUE
                                      (000)
                                    ---------
SHORT-TERM OBLIGATIONS--11.9%

REPURCHASE AGREEMENT--11.9%
State Street Bank & Trust Co.
repurchase agreement, 4.25%,
dated 4/28/00 due 5/1/00,
repurchase price $12,730,507
collateralized by U.S.
Treasury Bond 9.875%,
11/15/15, market value
$12,987,319...................       $12,726     12,726,000
- -------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $12,726,000)                    12,726,000
- -------------------------------------------------------------

TOTAL INVESTMENTS--108.5%
(IDENTIFIED COST $95,481,466)                         116,404,324(a)
Cash and receivables, less liabilities--(8.5%)         (9,133,518)
                                                     ------------
NET ASSETS--100.0%                                   $107,270,806
                                                     ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,508,036 and gross depreciation of $3,756,973 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $95,653,261.
(b)  Non-income producing.

4                      See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000

ASSETS
Investment securities at value, exclusive of repurchase
  agreements
  (Identified cost $82,755,466)                               $  103,678,324
Repurchase agreements at value
  (Identified cost $12,726,000)                                   12,726,000
Cash                                                                     559
Receivables
  Investment securities sold                                       1,059,468
  Fund shares sold                                                   643,911
  Dividends and interest                                              64,755
Deferred organization expenses                                         7,307
Prepaid expenses                                                         935
                                                              --------------
    Total assets                                                 118,181,259
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                 10,683,387
  Fund shares repurchased                                             22,792
  Investment advisory fee                                             61,255
  Distribution fee                                                    25,615
  Transfer agent fee                                                  20,135
  Financial agent fee                                                  8,147
  Trustees' fee                                                        5,879
Accrued expenses                                                      83,243
                                                              --------------
    Total liabilities                                             10,910,453
                                                              --------------
NET ASSETS                                                    $  107,270,806
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   81,518,890
Accumulated net realized gain                                      4,829,058
Net unrealized appreciation                                       20,922,858
                                                              --------------
NET ASSETS                                                    $  107,270,806
                                                              ==============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $40,173,789)                 1,800,489
Net asset value and offering price per share                          $22.31
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $46,726,923)                 2,140,158
Net asset value per share                                             $21.83
Offering price per share $21.83/(1-5.75%)                             $23.16
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,431,209)                   488,882
Net asset value and offering price per share                          $21.34
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $9,938,885)                    466,746
Net asset value and offering price per share                          $21.29

                            STATEMENT OF OPERATIONS

                                                              Seven Months
                                                                 Ended       Year Ended
                                                                4/30/00        9/30/99
                                                              ------------   -----------
INVESTMENT INCOME
Dividends                                                     $   445,820    $   465,256
Interest                                                          108,246        141,205
Foreign taxes withheld                                             (2,670)            --
                                                              -----------    -----------
    Total investment income                                       551,396        606,461
                                                              -----------    -----------
EXPENSES
Investment advisory fee                                           378,813        443,317
Distribution fee, Class A                                          56,812         66,526
Distribution fee, Class B                                          44,439         24,197
Distribution fee, Class C                                          37,004          9,293
Financial agent fee                                                68,388         85,097
Transfer agent                                                     52,724         88,614
Registration                                                       26,735         53,567
Printing                                                           26,064         40,695
Professional                                                       13,890         23,412
Trustees                                                           10,023         25,716
Custodian                                                           7,066         12,443
Amortization of deferred organization expenses                      6,220         10,658
Miscellaneous                                                      15,311         23,541
                                                              -----------    -----------
    Total expenses                                                743,489        907,076
    Less expenses borne by investment advisor                          --        (49,249)
                                                              -----------    -----------
    Net expenses                                                  743,489        857,827
                                                              -----------    -----------
NET INVESTMENT LOSS                                              (192,093)      (251,366)
                                                              -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on securities                                 7,460,846      7,420,446
Net change in unrealized appreciation (depreciation) on
  investments                                                  10,116,643      8,897,166
                                                              -----------    -----------
NET GAIN ON INVESTMENTS                                        17,577,489     16,317,612
                                                              -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $17,385,396    $16,066,246
                                                              ===========    ===========

                       See Notes to Financial Statements                       5

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Seven Months
                                             Ended      Year Ended   Year Ended
                                            4/30/00       9/30/99      9/30/98
                                          ------------  -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $   (192,093) $  (251,366) $   (23,589)
  Net realized gain (loss)                   7,460,846    7,420,446    5,786,850
  Net change in unrealized appreciation
    (depreciation)                          10,116,643    8,897,166   (3,716,413)
                                          ------------  -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               17,385,396   16,066,246    2,046,848
                                          ------------  -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                    --           --      (28,234)
  Net realized gains, Class X               (4,159,508)  (2,678,808)  (2,638,126)
  Net realized gains, Class A               (3,991,659)  (2,257,410)    (456,891)
  Net realized gains, Class B                 (733,817)    (125,950)          --
  Net realized gains, Class C                 (651,429)     (32,675)          --
                                          ------------  -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (9,536,413)  (5,094,843)  (3,123,251)
                                          ------------  -----------  -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (82,728,
    191,178 and 285,390 shares,
    respectively)                            1,885,353    3,657,324    4,884,932
  Net asset value of shares issued from
    reinvestment of distributions
    (189,191, 152,656 and 175,598
    shares, respectively)                    4,124,386    2,665,381    2,655,713
  Cost of shares repurchased (262,967,
    417,927 and 669,955 shares,
    respectively)                           (5,710,606)  (7,626,080) (11,501,669)
                                          ------------  -----------  -----------
Total                                          299,133   (1,303,375)  (3,961,024)
                                          ------------  -----------  -----------
CLASS A
  Proceeds from sales of shares
    (835,146, 713,052 and 903,203
    shares, respectively)                   18,496,399   12,978,542   16,095,224
  Net asset value of shares issued from
    reinvestment of distributions
    (183,997, 130,999 and 30,397 shares,
    respectively)                            3,928,347    2,250,565      454,436
  Cost of shares repurchased (463,295,
    329,410 and 233,349 shares,
    respectively)                           (9,878,135)  (5,879,689)  (3,581,463)
                                          ------------  -----------  -----------
Total                                       12,546,611    9,349,418   12,968,197
                                          ------------  -----------  -----------
CLASS B
  Proceeds from sales of shares
    (268,528, 209,861 and 32,039 shares,
    respectively)                            5,843,443    3,860,313      544,661
  Net asset value of shares issued from
    reinvestment of distributions
    (29,013, 5,386 and 0 shares,
    respectively)                              607,535       92,053           --
  Cost of shares repurchased (36,556,
    19,389 and 0 shares, respectively)        (786,499)    (368,688)          --
                                          ------------  -----------  -----------
Total                                        5,664,479    3,583,678      544,661
                                          ------------  -----------  -----------
CLASS C
  Proceeds from sales of shares
    (365,168, 88,996 and 7,802 shares,
    respectively)                            7,875,964    1,633,483      139,674
  Net asset value of shares issued from
    reinvestment of distributions
    (27,094, 1,890 and 0 shares,
    respectively)                              566,265       32,392           --
  Cost of shares repurchased (20,738,
    3,466 and 0 shares, respectively)         (453,959)     (65,089)          --
                                          ------------  -----------  -----------
Total                                        7,988,270    1,600,786      139,674
                                          ------------  -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      26,498,493   13,230,507    9,691,508
                                          ------------  -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS     34,347,476   24,201,910    8,615,105
NET ASSETS
  Beginning of period                       72,923,330   48,721,420   40,106,315
                                          ------------  -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $0, $0 AND $0, RESPECTIVELY]          $107,270,806  $72,923,330  $48,721,420
                                          ============  ===========  ===========

6                      See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS X
                                                 ---------------------------------------------------------------------
                                                                                                               FROM
                                                 SEVEN MONTHS            YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                    ENDED          ------------------------------------      3/8/96 TO
                                                   4/30/00             1999          1998          1997       9/30/96
Net asset value, beginning of period                $ 19.92        $  16.46      $  16.43      $  13.74       $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.01)(1)       (0.04)(1)      0.00(1)       0.03          0.03
  Net realized and unrealized gain (loss)              4.94            5.11          1.28          3.50          3.71
                                                    -------        --------      --------      --------       -------
      TOTAL FROM INVESTMENT OPERATIONS                 4.93            5.07          1.28          3.53          3.74
                                                    -------        --------      --------      --------       -------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   --              --         (0.02)        (0.07)           --
  Dividends from net realized gains                   (2.54)          (1.61)        (1.23)        (0.77)           --
                                                    -------        --------      --------      --------       -------
      TOTAL DISTRIBUTIONS                             (2.54)          (1.61)        (1.25)        (0.84)           --
                                                    -------        --------      --------      --------       -------
Change in net asset value                              2.39            3.46          0.03          2.69          3.74
                                                    -------        --------      --------      --------       -------
NET ASSET VALUE, END OF PERIOD                      $ 22.31        $  19.92      $  16.46      $  16.43       $ 13.74
                                                    =======        ========      ========      ========       =======
Total return                                          25.04%(4)      32.19%          8.48%        27.27%        37.40%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $40,174         $35,695       $30,713       $34,093       $12,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.06%(3)       1.16%          1.14%         1.52%(5)      0.81%(3)(5)
  Net investment income (loss)                        (0.05)%(3)     (0.20)%         0.02%         0.31%         0.76%(3)
Portfolio turnover                                       68%(4)        169%           166%       145.69%        87.66%(4)

                                                                                CLASS A
                                                 ---------------------------------------------------------------------
                                                                                                               FROM
                                                 SEVEN MONTHS            YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                    ENDED          ------------------------------------      3/8/96 TO
                                                   4/30/00             1999          1998          1997       9/30/96
Net asset value, beginning of period                $ 19.57        $  16.23      $  16.28      $  13.63       $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.04)(1)       (0.09)(1)     (0.06)(1)     (0.08)          --
  Net realized and unrealized gain                     4.84            5.04          1.24          3.50         3.63
                                                    -------        --------      --------      --------       ------
      TOTAL FROM INVESTMENT OPERATIONS                 4.80            4.95          1.18          3.42         3.63
                                                    -------        --------      --------      --------       ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   --              --            --            --           --
  Dividends from net realized gains                   (2.54)          (1.61)        (1.23)        (0.77)          --
                                                    -------        --------      --------      --------       ------
      TOTAL DISTRIBUTIONS                             (2.54)          (1.61)        (1.23)        (0.77)          --
                                                    -------        --------      --------      --------       ------
Change in net asset value                              2.26            3.34         (0.05)         2.65         3.63
                                                    -------        --------      --------      --------       ------
NET ASSET VALUE, END OF PERIOD                      $ 21.83        $  19.57      $  16.23      $  16.28       $13.63
                                                    =======        ========      ========      ========       ======
Total return(2)                                       24.81%(4)      31.89%         7.93%        26.51%        36.30%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $46,727         $31,001       $17,364        $6,013         $466

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.31%(3)       1.44%         1.55%         2.48%(6)      1.46%(3)(6)
  Net investment income (loss)                        (0.29)%(3)     (0.49)%       (0.36)%       (0.62)%        0.16%(3)
Portfolio turnover                                       68%(4)        169%          166%       145.69%        87.66%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the periods ended September 30, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63% and 14.01% for the periods ended September 30, 1997 and 1996, respectively.

                       See Notes to Financial Statements                       7

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS B
                                                      -----------------------------------------------
                                                                                              FROM
                                                      SEVEN MONTHS           YEAR           INCEPTION
                                                         ENDED              ENDED           7/1/98 TO
                                                        4/30/00            9/30/99           9/30/98
Net asset value, beginning of period                    $ 19.28             $16.19           $18.71
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                         (0.17)             (0.31)           (0.04)
  Net realized and unrealized gain (loss)                  4.77               5.01            (2.48)
                                                        -------             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                     4.60               4.70            (2.52)
                                                        -------             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                       --                 --               --
  Dividends from net realized gains                       (2.54)             (1.61)              --
                                                        -------             ------           ------
      TOTAL DISTRIBUTIONS                                 (2.54)             (1.61)              --
                                                        -------             ------           ------
Change in net asset value                                  2.06               3.09            (2.52)
                                                        -------             ------           ------
NET ASSET VALUE, END OF PERIOD                          $ 21.34             $19.28           $16.19
                                                        =======             ======           ======
Total return(2)                                           24.10%(4)          30.31%          (13.47)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $10,431             $4,395             $519

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.42%(3)           2.60%(5)         2.60%(3)(5)
  Net investment income (loss)                            (1.39)%(3)         (1.66)%          (1.12)%(3)
Portfolio turnover                                           68%(4)            169%             166%(4)

                                                                          CLASS C
                                                      -----------------------------------------------
                                                                                              FROM
                                                      SEVEN MONTHS           YEAR           INCEPTION
                                                         ENDED              ENDED           7/1/98 TO
                                                        4/30/00            9/30/99           9/30/98
Net asset value, beginning of period                     $19.25             $16.18           $18.71
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                         (0.19)             (0.32)           (0.06)
  Net realized and unrealized gain (loss)                  4.77               5.00            (2.47)
                                                         ------             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                     4.58               4.68            (2.53)
                                                         ------             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                       --                 --               --
  Dividends from net realized gains                       (2.54)             (1.61)              --
                                                         ------             ------           ------
      TOTAL DISTRIBUTIONS                                 (2.54)             (1.61)              --
                                                         ------             ------           ------
Change in net asset value                                  2.04               3.07            (2.53)
                                                         ------             ------           ------
NET ASSET VALUE, END OF PERIOD                           $21.29             $19.25           $16.18
                                                         ======             ======           ======
Total return(2)                                           24.09%(4)          30.20%          (13.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $9,939             $1,833             $126

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.51%(3)           2.60%(6)         2.60%(3)(6)
  Net investment income (loss)                            (1.48)%(3)         (1.66)%          (1.39)%(3)
Portfolio turnover                                           68%(4)            169%             166%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and 1998, respectively.

8                      See Notes to Financial Statements

PHOENIX-SENECA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Seneca Growth Fund (the "Fund") is a series of the Phoenix-Seneca Funds (the "Trust") which is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve long-term capital appreciation. The Fund offers Class X (formerly Seneca Institutional), Class A (formerly Seneca Administrative), Class B and Class C shares. Class X shares are sold without a sales charge. Effective April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear distribution expenses and have exclusive voting rights with respect to their distribution plans. Investment income and realized and unrealized gains/losses are allocated among the classes on the basis of net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the mean between the most recent high bid and the most recent low asked quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, market discount, organization costs, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded

PHOENIX-SENECA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (CONTINUED)

directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. ORGANIZATION EXPENSE:

  In 1996, the Fund incurred organizational expenses which are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

I. EXPENSES:

  Trust expenses not directly attributable to a specific Fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class.

J. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Phoenix Investment Counsel, Inc, ("PIC" or the "Adviser") serves as investment adviser to the Fund and Seneca Capital Management LLC ("Seneca" or the "Subadviser") serves as investment subadviser. All of the outstanding stock of PIC and a majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). As compensation for services to the Fund, the adviser is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund. The Adviser pays the Subadviser a fee equal to one half of the Adviser fee.

  Phoenix Equity Planning Corporation ("PEPCO"), a direct subsidiary of PXP, serves as Administrator of the Fund. PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  The Adviser voluntarily agreed to waive or reimburse the Fund's operating expenses until January 31, 2001, to the extent that such expenses exceed the following percentages of average annual net assets: 1.25% for Class X, 1.85% for Class A and 2.60% for Classes B and C.

  PEPCO serves as the national distributor of the Fund's shares and has advised the Fund that it retained net selling commissions of $18,628 for Class A shares for the seven months ended April 30, 2000. Deferred sales charges retained by PEPCO for the seven months ended April 30, 2000 were $12,175 for Class B shares and $262 for Class C shares. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and C shares applied to the average daily net assets of the Fund. The distributor has advised the Fund that of the total amount expensed for the seven months ended April 30, 2000,

PHOENIX-SENECA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (CONTINUED)

$100,932 was retained by the Distributor, $36,051 was paid out to unaffiliated Participants and $1,272 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  PEPCO serves as the Funds Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the seven months ended April 30, 2000, transfer agent fees were $52,724 of which PEPCO retained $1,153 which is net of fees paid to State Street.

  At April 30, 2000, PHL and affiliates held 929 Class B shares and 6,652 Class C shares of the Fund with a combined value of $161,445.

3. PURCHASE AND SALE OF SECURITIES

  During the seven months ended April 30, 2000, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $76,742,174 and $60,256,023, respectively. There were no purchases and sales of long-term U.S. Government and agency securities during the period.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

5. OTHER

  As of April 30, 2000, the Fund had 1 shareholder who individually owned 10.2% of total net assets, who is not affiliated with PHL or PXP. In addition, affiliate holdings are presented within Note 2.

6. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of April 30, 2000, the Fund increased undistributed net investment income by $192,093, decreased accumulated net realized gain by $192,427, and increased capital paid in on shares of beneficial interest by $334.

7. SUBSEQUENT EVENT

  On May 12, 2000, the Phoenix-Seneca Equity Opportunities Fund (the "Acquiring Fund") acquired the assets and liabilities of the Phoenix-Seneca Growth Fund (the "Acquired Fund") pursuant to a plan of reorganization approved by its shareholders on April 28, 2000. The acquisition was accomplished by a tax-free exchange of shares of the Acquiring Fund in an amount equal to the outstanding shares of the Acquired Fund. Effective May 12, 2000, the Acquiring Fund was renamed the Phoenix-Seneca Growth Fund. For financial reporting purposes the historical results of the Acquired Fund will survive.

TAX INFORMATION NOTICE (UNAUDITED)

  For the seven months ended April 30, 2000, the Fund distributed long-term capital gain dividends of $2,908,271.

  This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS
[LOGO]

To the Trustees and Shareholders of
Phoenix-Seneca Growth Fund

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Seneca Growth Fund (the "Fund") at April 30, 2000, the results of its operations and the changes in its net assets for the periods presented and the financial highlights for the period ended April 30, 2000 and each of the two years in the period ended
September 30, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements of the Fund, formerly a portfolio in the Seneca Funds, for the periods ended September 30, 1997 were audited by other independent accountants whose report dated November 5, 1997 expressed an unqualified opinion on those statements.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
June 1, 2000

                      PHOENIX STRATEGIC EQUITY SERIES FUND


                            PART C--OTHER INFORMATION

ITEM 23. EXHIBITS


            a.* Agreement and Declaration of Trust of the Registrant, dated June 23, 2000, filed via Edgar herewith.

            b.*    Bylaws of the Registrant filed via Edgar herewith.

            c. Reference is made to Registrant's Agreement and Declaration of Trust. See Exhibit a.

            d.1 Management Agreement between Registrant and National Securities & Research Corporation dated January 1, 1994, as assigned to Phoenix Investment Counsel Inc. effective June 1, 1998, filed via EDGAR as Exhibit 5.1 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

            d.2 Investment Advisory between Registrant and Phoenix Investment Counsel, Inc. dated October 16, 1995, filed via EDGAR as Exhibit 5.2 with Post-Effective Amendment No. 13 on October 16, 1995, incorporated herein by reference.

            d.3 First Amendment to Phoenix Strategic Equity Series Fund Management Agreement between Registrant and National Securities Research Corporation dated January 1, 1994, as assigned to Phoenix Investment Counsel, Inc. with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

            d.4 Second Amendment to Phoenix Strategic Equity Series Fund Management Agreement between Registrant and National Securities and Research Corporation dated October 16, 1995, as assigned to Phoenix Investment Counsel, Inc. effective June 1, 1998, filed via EDGAR as Exhibit 5.4 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

            d.5 Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Seneca Capital Management LLC, dated June 26,
                   1998, on behalf of Growth Fund filed via EDGAR as Exhibit
                   5.5 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            d.6 Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Roger Engemann & Associates, Inc., dated June
                   26, 1998, on behalf of Small Cap Fund filed via EDGAR as
                   Exhibit 5.6 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            d.7 Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Seneca Capital Management LLC dated August 6,
                   1999, on behalf of Strategic Theme Fund filed via EDGAR with Post-Effective Amendment No. 39 on May 11, 2000, incorporated herein by reference.

            e.1 Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("Equity Planning") dated November 19, 1997, filed via EDGAR as Exhibit 6.1 with Post-Effective Amendment No. 28 on February 13, 1998, and incorporated herein by reference.

            e.2 Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers filed via EDGAR as Exhibit 6.2 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            e.3 Form of Supplement to Phoenix Family of Funds Sales Agreement filed via EDGAR as Exhibit 6.3 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            e.4 Form of Financial Institution Sales Contract for the Phoenix Family of Funds filed via EDGAR as Exhibit 6.4 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            f.     None.

            g. Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997, filed via EDGAR as
                   Exhibit 8 with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.

            h.1 Transfer Agency and Service Agreement between Registrant and Equity Planning dated June 1, 1994, filed via EDGAR as
                   Exhibit 9.1 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

            h.2 Sub-Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated June 1, 1994, filed via EDGAR as Exhibit 9.2 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            h.3 Amended and Restated Financial Agent Agreement between Registrant and Equity Planning dated November 19, 1997 filed via EDGAR as Exhibit 9.3 with Post-Effective Amendment No. 28 on February 13, 1998, incorporated herein by reference.

            h.4 First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated March 23, 1998, filed via EDGAR as Exhibit 9.4 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            h.5 Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated July 31, 1998, filed via EDGAR as Exhibit 9.5 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            i.*    Opinion as to legality of the shares
                   filed via EDGAR herewith.

            j.*    Consent of Independent Accountants
                   filed via EDGAR herewith.

            k.     Not applicable.

            l.     None.

            m.1 Amended and Restated Distribution Plan for Class A Shares filed via EDGAR as Exhibit 15.1 with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.


            m.2*   Distribution Plan for Class B Shares
                   filed via EDGAR herewith.

            m.3*   Distribution Plan for Class C Shares
                   filed via EDGAR herewith.

            n.     Financial Data Schedules.

            o.1 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan effective May 1, 1999 filed via EDGAR with Post-Effective Amendment No. 39 on May 11, 2000, incorporated herein by reference.

            o.2 First Amendment to Amended and Restated Plan Pursuant to Rule 18f-3, effective February 25, 2000, filed via EDGAR with Post-Effective Amendment No. 39 on May 11, 2000, incorporated herein by reference.


            p.* Code of Ethics of the Trust, its Adviser, Subadvisers and Distributor filed via EDGAR herewith.

            q.1 Power of Attorney for Herbert Roth, Jr., filed via EDGAR as Exhibit p. with Post-Effective Amendment No. 30 on June 28, 1999 and herein incorporated by reference.

            q.2 Powers of Attorney for all other Trustees filed via EDGAR with Post-Effective Amendment No. 40 on June 7, 2000 and incorporated herein by reference.

------------------
*Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND No person is controlled by, or under common control, with the Fund.


ITEM 25. INDEMNIFICATION
   The Agreement and Declaration of Trust dated June 23, 2000 and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Management Agreement, Underwriting Agreement, Custody Agreement and Transfer Agency Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

   Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
   See "Management of the Fund" in the Prospectus and "Services of the Advisers" and "Management of the Trust" in the Statement of Additional Information, each of which is included in this Post-Effective Amendment to the Registration Statement. For information as to the business, profession, vocation or employment of a substantial nature of director and officers of the Advisers reference is made to the Adviser's current Form ADV (SEC File No. 801-5995) filed under the Investment Advisers Act of 1940 and incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

   (a) Equity Planning also serves as the principal underwriter for the following other investment companies:


        Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix-Euclid Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc., Phoenix-Goodwin Multi-Sector Short Term Bond Fund, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Inc., Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix-Zweig Trust, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.


   (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:


NAME AND                                              POSITIONS AND OFFICES                        POSITIONS AND OFFICES
PRINCIPAL ADDRESS                                     WITH DISTRIBUTOR                             WITH REGISTRANT
-----------------                                     ---------------------                        ----------------------
Michael E. Haylon                                     Director                                     Executive Vice President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin                                  Director and Chairman                        Trustee and President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer                                      Director, Executive Vice President,           Vice President
100 Bright Meadow Blvd.                               Chief Financial Officer and Treasurer
P.O. Box 2200
Enfield, CT 06083-2200


John F. Sharry                                        President,                                   Executive Vice President
56 Prospect St.                                       Retail Division
P.O. Box 150480
Hartford, CT 06115-0480


Barry Mandinach                                       Executive Vice President,                    None
900 Third Avenue                                      Chief Marketing Officer,
New York, NY 10022                                    Retail Division


Robert Tousingnant                                    Executive Vice President,                    None
56 Prospect St.                                       Chief Sales Officers,
P.O. Box 150480                                       Retail Division
Hartford, CT 06115-0480


G. Jeffrey Bohne                                      Vice President,                              Secretary
101 Munson St.                                        Mutual Fund
P.O. Box 810                                          Customer Service
Greenfield, MA 01302-0810

Robert S. Dreissen                                    Vice President, Compliance                   Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Jacqueline Porter                                     Assistant Vice President                     Assistant Treasurer
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

   (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
   Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include herein described Funds' investment adviser, Phoenix Investment Counsel, Inc.; Registrant's financial agent, transfer agent and principal underwriter, Phoenix Equity Planning Corporation; Registrant's dividend disbursing agent and custodian, State Street Bank and Trust Company. The address of the Secretary of the Trust is 101 Munson Street, Greenfield, Massachusetts 01301; the address of Phoenix Investment Counsel, Inc. is 56 Prospect Street, Hartford, Connecticut 06115; the address of Phoenix Equity Planning Corporation is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200; the address of the dividend disbursing agent is P.O. Box 8301, Boston, Massachusetts 02266-8301,
Attention: Phoenix Funds, and the address of the custodian is P.O. Box 351, Boston, Massachusetts 02101.

ITEM 29. MANAGEMENT SERVICES
   Not applicable.

ITEM 30. UNDERTAKINGS
   Not applicable.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 28th day of August, 2000.

                                     PHOENIX STRATEGIC EQUITY SERIES FUND

ATTEST: /s/ Pamela S. Sinofsky           By: /s/ Philip R. McLoughlin
        ----------------------               ------------------------
            Pamela S. Sinofsky                   Philip R. McLoughlin
            Assistant Secretary                  President


   Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 28th day of August, 2000.


                     SIGNATURE                                                  TITLE
                     ---------                                                  -----
                                                                                Trustee
       ---------------------------------------
                   Robert Chesek*

                                                                                Trustee
       ---------------------------------------
                 E. Virgil Conway*

                /s/ Nancy G. Curtiss                                            Treasurer (principal
       ---------------------------------------                                  financial and accounting officer)
                  Nancy G. Curtiss

                                                                                Trustee
       ---------------------------------------
                Harry Dalzell-Payne*

                                                                                Trustee
       ---------------------------------------
                Francis E. Jeffries*

                                                                                Trustee
       ---------------------------------------
                 Leroy Keith, Jr.*


              /s/ Philip R. McLoughlin                                          Trustee and President
       ---------------------------------------                                  (principal executive officer)
                Philip R. McLoughlin

                                                                                Trustee
       ---------------------------------------
                 Everett L. Morris*

                                                                                Trustee
       ---------------------------------------
                  James M. Oates*

                                                                                Trustee
       ---------------------------------------
                 Herbert Roth, Jr.*

                                                                                Trustee
       ---------------------------------------
                Richard E. Segerson*

                                                                                Trustee
       ---------------------------------------
              Lowell P. Weicker, Jr.*

*By /s/ Philip R. McLoughlin
    ------------------------
*   Philip R. McLoughlin pursuant to powers of attorney.